UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22498

NEW FRONTIERS TRUST

(Exact name of registrant as specified in charter)

30195 Chagrin Blvd., Suite 118N, Pepper Pike, OH   44124

(Address of principal executive offices)              (Zip code)

Rakesh Mehra

30195 Chagrin Blvd., Suite 118N,

Pepper Pike, OH 44124

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 831-8400

Date of fiscal year end: January 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

New Frontiers KC India Fund
Custodian: Union Bank, N.A.

SESA GOA LTD
Security:	Y7673N111			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		03-Jul-2012
ISIN	INE205A01025			Vote Deadline Date:		22-Jun-2012
Agenda	703897427	Management		Total Ballot Shares:		4500
Last Vote Date:	21-Jun-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Balance Sheet as at March 31, 2012 and the Statement of Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon		For	None	4500	0	0	0
2	To declare dividend		For	None	4500	0	0	0
3	To appoint a director in place of Mr. G. D. Kamat who retires by rotation and being eligible offers himself for re appointment		For	None	4500	0	0	0
4	To appoint a director in place of Mr A. Pradhan who retires by rotation and being eligible offers himself for re-appointment		For	None	4500	0	0	0
5	To appoint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration		For	None	4500	0	0	0
6

Resolved that pursuant to the provisions of
sections 198,269,309,310 and other applicable
provisions, if any, of the Companies Act, 1956,
the Company hereby accords its approval to the
re- appointment of Mr. Prasun Kumar Mukherjee,
as Managing Director of the Company for a period
of three years with effect from April 1, 2012 and to
the payment of remuneration with base salary of
INR 7,56,400/- per month in the scale of INR
7,50,000/- to INR 15,00,000/- more particularly set
out in the Explanatory Statement attached to the
Notice convening this Annual General Meeting,
with a liberty to the Board of Directors to alter and
vary such terms and conditions including
remuneration so as not to exceed the CONTD

			For	None	4500	0	0	0
7

CONTD limits specified in Part I i.e., in case of profit and
Part II, i.e., in case of inadequacy of profit of Schedule XIII to the Companies Act, 1956 or any amendments thereto as
may be agreed to by the Board of Directors and Mr. P. K.
Mukherjee during the aforesaid period

			None	None	Non Voting
SHRIRAM TRANSPORT FINANCE CO LTD
Security:	Y7758E119			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		05-Jul-2012
ISIN	INE721A01013			Vote Deadline Date:		26-Jun-2012
Agenda	703915174	Management		Total Ballot Shares:		1000
Last Vote Date:	27-Jun-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Balance Sheet of the Company as at March 31, 2012 and the Profit and Loss Account for the year ended on that date together with the Reports of Board of Directors and Auditors thereon		For	None	1000	0	0	0
2	To declare dividend on Equity Shares for the Financial Year ended March 31,2012		For	None	1000	0	0	0
3	To appoint a Director in place of Mr. S. M. Bafna, who retires by rotation and being eligible, offers himself for re-appointment		For	None	1000	0	0	0
4	To appoint a Director in place of Mr. M. S. Verma, who retires by rotation and being eligible, offers himself for re-appointment		For	None	1000	0	0	0
5	To appoint M/s. S. R. Batliboi &Co.,Chartered Accountants, Mumbai (Firm Registration Number301003E) and M/s. G. D. Apte&Co., Chartered Accountants, Mumbai,(Firm Registration Number 100515W), jointly as Auditors of the Company to hold such office from the conclusion of this Meeting, until the conclusion of the next Annual General Meeting, on such remuneration plus out of pocket expenses, if any, as may be mutually agreed upon between the Board of Directors of the Company and the said Auditors		For	None	1000	0	0	0
6	Resolved that Mr. M.M.Chitale, a Director, who retires by rotation at this Annual General Meeting and who has expressed his desire notto be re- appointed as a Director, be retired and not be re- appointed. Resolved further that the resulting vacancy not be filled up at this Meeting or at any subsequent adjourned Meeting thereof		For	None	1000	0	0	0
7	Resolved that Mr. Adit Jain, a Director, who retires by rotation at this Annual General Meeting and who has expressed his desire not to be re- appointed as a Director, be retired and not be re- appointed. Resolved further that the resulting vacancy not be filled up at this Meeting or at any subsequent adjourned Meeting thereof		For	None	1000	0	0	0
8

Resolved that Mr. Umesh Revankar, who was
appointed as an Additional Director of the
Company with effect from April 01, 2012 by the
Board of Directors pursuant to Section 260 of the
Companies Act, 1956 ("the Act") and who holds
office only upto the date of the ensuing Annual
General Meeting of the Company and in respect
of whom the Company has received a notice in
writing from a member under Section 257 of the
Act proposing the candidature of Mr.Umesh
Revankar for the office of Director and who is
eligible for re-appointment as a Director of the
Company be and is hereby appointed as a
Director of the Company

			For	None	1000	0	0	0
9

Resolved that in accordance with the provisions of
Sections 198, 269, 309, Schedule XIII and other
applicable provisions, if any, of the Companies
Act, 1956, (including any statutory modification(s)
or reenactment (s) thereof for the time being in
force) the Company hereby approves the
appointment and terms of remuneration of Mr.
Umesh Revankar as the Managing Director of the
Company, designated as 'CEO and Managing
Director', for a period of five years with effect from
April 01,2012 and he shall perform such duties
and exercise such powers as may from time to
time be lawfully entrusted to and conferred upon
him by the Board and he may be paid a
remuneration by way of salary and other
perquisites in accordance with Schedule XIII to
the Companies Act, 1956 as specified

			For	None	1000	0	0	0
10	Resolved that in supersession of the resolution passed at the Thirty Second Annual General Meeting of the Company held on June 24, 2011, and pursuant to Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification(s) or reenactments) thereof for the time being in force) (hereinafter referred to as the		For	None	1000	0	0	0

"Act"),consent of the Company be and is hereby
granted to the Board of Directors of the Company
or its Committee as may be authorised by the
Board of Directors, to borrow for the purpose of
the business of the Company from time to time on
such terms and conditions as the Board of
Directors may deem fit, notwithstanding that the
monies to be borrowed together with the monies
already borrowed by the Company (apart from
temporary loans obtained and/or to be CONTD

11

CONTD obtained from the Company's bankers in the
ordinary course of business) will or may exceed the
aggregate of the Paid up Capital of the Company and its
Free Reserves, that is to say, Reserves not set apart for
any specific purpose, so that the total amounts up to which
the monies may be borrowed by the Board of Directors shall
not at any time exceed Rs. 45,000 Crore (Rupees Forty
Five Thousand Crore Only). Resolved further that the Board
or such Committee/or person/(s) as authorised by the Board
of Directors be and is hereby authorised to do all such acts, deeds, matters and things as it may consider necessary,
expedient, usual or proper to give full effect to the aforesaid resolution, including but not limited to settle any questions or difficulties that may arise in this regard, if any, as it may, in its absolute CONTD

			None	None	Non Voting
12

CONTD discretion, deem fit, without requiring the Board to
secure any further consent or approval of the Members of
the Company to the intent that they shall be deemed to
have given their approval thereto expressly by the authority of this resolution

			None	None	Non Voting
13	Resolved that in supersession of the resolution passed at the Thirty Second Annual General Meeting of the Company held on June 24, 2011, and pursuant to Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification(s) or reenactments) thereof for the time being in force) (hereinafter referred to as the "Act"),consent of the Company be and is hereby accorded to the Board of Directors of the Company or its Committee as may be authorised by the Board of Directors, for mortgaging and/or		For	None	1000	0	0	0

charging in such form and manner and on such
terms and at such time(s) as the Board of
Directors may deem fit, the movable and / or
immovable properties of the Company, wherever
situate, present and future, whether presently
belonging to the Company or not, in favour of any
person CONTD

14

CONTD including, but not limited to, financial/investment
institution(s), bank(s), insurance Company(ies), mutual
fund(s), corporate body(ies), trustee(s) to secure the
debentures, loans, hire purchase and/or lease portfolio
management transaction(s) for finance and other credit
facilities up to a sum not exceeding Rs. 56,250 Crore
(Rupees Fifty Six Thousand Two Hundred Fifty Crore Only).
Resolved further that the Board of Directors or such
Committee/ or person/(s) as authorised by the Board of
Directors be and is hereby authorised to finalise the form,
extent and manner of, and the documents and deeds, as
may be applicable, for creating the appropriate mortgages
and/or charges on such of the immovable and/or movable
properties of the Company on such terms and conditions as
may be decided by the Board of Directors in CONTD

			None	None	Non Voting
15	CONTD consultation with the lenders and for reserving the aforesaid right and for performing all such acts, things and deeds as may be necessary for giving full effect to this resolution		None	None	Non Voting
HOUSING DEVELOPMENT FINANCE CORP LTD
Security:	Y37246207			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		11-Jul-2012
ISIN	INE001A01036			Vote Deadline Date:		03-Jul-2012
Agenda	703915162	Management		Total Ballot Shares:		4000
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the audited statement of profit and loss for the financial year ended March 31, 2012, the balance sheet as at that date and the reports of the directors and the auditors thereon		For	None	4000	0	0	0
2	To declare dividend on equity share		For	None	4000	0	0	0
3	To appoint a director in place of Mr. Shirish B. Patel who retires by rotation and, being eligible, offers himself for re-appointment		For	None	4000	0	0	0
4	To appoint a director in place of Mr. B. S. Mehta who retires by rotation and, being eligible, offers himself for re-appointment		For	None	4000	0	0	0
5	To appoint a director in place of Dr. S. A. Dave who retires by rotation and, being eligible, offers himself for re-appointment		For	None	4000	0	0	0
6

Resolved that Messrs Deloitte Haskins & Sells,
Chartered Accountants, having Registration No.
117366W issued by The Institute of Chartered
Accountants of India, be and are hereby
appointed as auditors of the Corporation, to hold
office as such from the conclusion of this Meeting
until the conclusion of the next Annual General
Meeting of the Corporation, on a remuneration of
INR 1,02,00,000 (Rupees One Crore Two Lacs
only) plus applicable service tax and
reimbursement of out-of pocket expenses
incurred by them for the purpose of audit of the
Corporation's accounts at the head office, all its
branch offices in India and its offices at London
and Singapore. Resolved further that pursuant to
the provisions of Section 228 and other applicable
provisions, if any, of the Companies Act, 1956,
the Board of Directors of the CONTD

			For	None	4000	0	0	0
7

CONTD Corporation be and is hereby authorised to appoint
Messrs Deloitte Haskins & Sells, Chartered Accountants,
having Registration No. 117366W issued by The Institute of
Chartered Accountants of India, or any other person who
may be qualified to act as such, in consultation with the
auditors of the Corporation as branch auditors of the
Corporation and to fix their remuneration, for the purpose of audit of any branch office(s) that may be opened by the
Corporation outside India during the period until the
conclusion of the next Annual General Meeting

			None	None	Non Voting
8

Resolved that pursuant to the provisions of
Section 228 and other applicable provisions, if
any, of the Companies Act, 1956, Messrs PKF,
Chartered Accountants, having Registration No.
10 issued by the Ministry of Economy, U.A.E., be
and are hereby appointed as branch auditors of
the Corporation for the purpose of audit of the
accounts of the Corporation's branch office(s) at
Dubai, to hold office as such from the conclusion
of this Meeting until the conclusion of the next
Annual General Meeting, on such terms and
conditions and on such remuneration, as may be
fixed by the Board of Directors of the Corporation,
depending upon the nature and scope of work of
the said branch auditors

			For	None	4000	0	0	0
9

Resolved that Dr. J. J. Irani, who was appointed
as an Additional Director of the Corporation
pursuant to the provisions of Section 260 of the
Companies Act, 1956 and who holds office upto
the date of this Annual General Meeting and in
respect of whom the Corporation has received a
notice under Section 257 of the Companies Act,
1956, in writing, proposing his candidature for the
office of director, be and is hereby appointed as a
director of the Corporation, liable to retire by
rotation in accordance with the provisions of the
Companies Act, 1956 and the Articles of
Association of the Corporation

			For	None	4000	0	0	0
10	RESOLVED THAT pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re- enactment thereof, approval of the Members of the Corporation be and is hereby accorded to revise the range of salary payable to the		For	None	4000	0	0	0

Managing Directors of the Corporation from the
existing range of  INR 6,00,000 to  INR 10,00,000
per month to  INR 5,00,000 to  INR 15,00,000 per
month and that of the Executive Directors of the
Corporation from the existing range of  INR
3,00,000 to  INR 6,00,000 per month to  INR
3,00,000 to  INR 12,00,000 per month, with effect
from January 1, 2012, with authority to the Board
of Directors of the Corporation (hereinafter
referred to as the 'Board' which term shall be
CONTD

11

CONTD deemed to include the Nomination &
Compensation Committee of Directors) to determine their
salary, from time to time, within the said salary range.
Resolved further that the Board be and is hereby authorised
to do all such acts, deeds, matters and things and execute
all such agreements, documents, instruments and writings
as may be required, with power to settle all questions,
difficulties or doubts that may arise in regard to this
resolution as it may in its sole discretion deem fit and to
delegate all or any of its powers herein conferred to any
committee of directors and / or director(s) and / or officer(s)
of the Corporation, to give effect to this resolution

			None	None	Non Voting
12

Resolved that subject to the provisions of the
Foreign Exchange Management (Transfer or
Issue of Security by a Person Resident Outside
India) Regulations, 2000, as amended from time
to time, and the provisions of other laws as may
be applicable, consent of the Members of the
Corporation (Members) be and is hereby
accorded for acquiring and holding of equity
shares of the Corporation by Foreign Institutional
Investors (FIIs) under the Portfolio Investment
Scheme (PIS), up to 100% of the paid-up share
capital of the Corporation, as approved by the
Board of Directors (Board); Provided however that
the shareholding of a single FII or a sub-account
of a FII shall not at any time exceed 10% of the
paid-up share capital of the Corporation or such
other limit as may be permitted by law and
approved by the Board. Resolved CONTD

			For	None	4000	0	0	0
13

CONTD further that the Board be and is hereby authorised
to settle all questions, difficulties or doubts that may arise in relation to the above matter without being required to seek
any further consent or approval of the Members or
otherwise to the end and intent that the Members shall be
deemed to have given their approval thereto expressly by
the authority of this resolution. Resolved further that the
Board be and is hereby authorised to do all such acts,
deeds, matters and things and execute all such
agreements, documents, instruments and writings as may
be required, as it may in its sole discretion deem fit and to delegate all or any of its powers herein conferred to any
committee of directors and / or director(s) and / or officer(s)
of the Corporation, to give effect to this resolution

			None	None	Non Voting
HDFC BANK LTD, MUMBAI
Security:	Y3119P174			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		13-Jul-2012
ISIN	INE040A01026			Vote Deadline Date:		05-Jul-2012
Agenda	703914817	Management		Total Ballot Shares:		4200
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To consider and adopt the audited Balance Sheet as at March 31, 2012, Profit and Loss Account for the year ended on that date and Reports of the Board of Directors and Auditors thereon		For	None	4200	0	0	0
2	To declare dividend on equity shares		For	None	4200	0	0	0
3	To appoint a director in place of Dr. Pandit Palande, who retires by rotation, and being eligible, offers himself for re-appointment		For	None	4200	0	0	0
4	To appoint a director in place of Mr. Partho Datta, who retires by rotation, and being eligible, offers himself for re-appointment		For	None	4200	0	0	0
5	Resolved that, subject to the approval of the Reserve Bank of India, M/s. BSR & Co., Chartered Accountants (ICAI Registration No. 101248W), be and are hereby appointed as the Statutory Auditors of the Bank to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting, at an annual remuneration of INR 1,05,60,000/- (Rupees One Crore Five Lacs Sixty Thousand) plus service tax as applicable for the purpose of audit of the Bank's accounts at its head office, branches and other offices		For	None	4200	0	0	0
6	Resolved that Mr. Keki Mistry, who was appointed as an Additional Director of the Bank pursuant to the provisions of Section 260 of the Companies, Act 1956 and who holds office up to the date of this Annual General Meeting and in respect of whom the Bank has received a notice under Section 257 of the Companies, Act 1956, in writing, proposing his candidature for the office of director, be and is hereby appointed as a Director of the Bank subject to retirement by rotation under the Articles of Association of the Company		For	None	4200	0	0	0
7

Resolved that pursuant to the applicable
provisions of the Companies Act, 1956 and the
listing agreement(s) entered into by the Bank with
the stock exchanges, the approval of the
members be and is hereby granted for payment of
fees to the extent of  INR 20,000/- per meeting to
Mr. Bobby Parikh, a Director of the Bank, with
effect from September 28, 2011, for attending the
meetings of the IT Strategy Committee constituted
in accordance with the guidelines of the Reserve
Bank of India; Resolved further that the approval
of the members be and is hereby granted for
payment of fees of INR 20,000/- per meeting to
any other non-executive director of the Bank who
may be appointed as a member of the IT Strategy
Committee from time to time for attending the
meetings of the IT Strategy Committee; Resolved
further that the CONTD

			For	None	4200	0	0	0
8	CONTD Board of Directors be and is also hereby authorized to revise the fees payable as above within the limits, if any, as may be prescribed by any statutory / regulatory authority from time to time		None	None	Non Voting
9

Resolved that pursuant to the applicable
provisions of the Companies Act, 1956, and any
other applicable laws, or any amendment or re-
enactment thereof, and subject to the approvals,
as may be necessary from the Reserve Bank of
India and other concerned authorities or bodies
and subject to the conditions as may be
prescribed by any of them while granting such
approvals, Mr. Aditya Puri be and is hereby re-
appointed as the Managing Director of the Bank
for the period commencing from April 1, 2013 up
to October 31, 2015 upon such terms and
conditions, including remuneration, as set out in
the agreement to be entered into between the
Bank and Mr. Puri, a draft of which is placed
before this meeting and initialed by the Chairman
for the purpose of identification, and which
agreement is specifically approved and
sanctioned CONTD

			For	None	4200	0	0	0
10

CONTD with authority to the Board of Directors (hereinafter
referred to as the "Board" which term shall be deemed to
include the Compensation Committee of the Board of
Directors) to alter and vary the terms and conditions of the said re-appointment and / or agreement (including authority, from time to time, to determine the amount of salary as also the type and amount of perquisites and other benefits
payable to Mr. Puri), in such manner as may be agreed to
between the Bank and Mr. Puri; provided however that the
remuneration payable to Mr. Puri shall not exceed the limits specified in the said agreement; Resolved further that the
Board be and is hereby authorised to do all such acts,
deeds, matters and things and to execute any agreements,
documents, instruments and writings as may be required,
with power to settle all CONTD

			None	None	Non Voting
11

CONTD questions, difficulties or doubts that may arise in
regard to the said re-appointment as it may in its sole
discretion deem fit and to delegate all or any of its powers conferred herein to any director(s) and / or officer(s) of the
Bank to give effect to this resolution

			None	None	Non Voting
AUROBINDO PHARMA LTD
Security:	Y04527142			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		16-Jul-2012
ISIN	INE406A01037			Vote Deadline Date:		06-Jul-2012
Agenda	703934441	Management		Total Ballot Shares:		13500
Last Vote Date:	21-Jun-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Ordinary Resolution under section 293(1)(a) of the Companies Act, 1956-Sale of Unit-X of the Company, situated at Plot No.B-2, SIPCOT Industrial Complex, Village Kudikadu, Cuddalore 607 005, Tamil Nadu		For	None	13500	0	0	0
HAVELLS INDIA LTD
Security:	Y3114H136			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		16-Jul-2012
ISIN	INE176B01026			Vote Deadline Date:		04-Jul-2012
Agenda	703936433	Management		Total Ballot Shares:		7000
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March, 2012, the Profit and Loss Account of the Company for the year ended on that date, and the Reports of the Auditors and Directors thereon		For	None	7000	0	0	0
2	To declare dividend for the financial year ended on 31st March, 2012		For	None	7000	0	0	0
3	To appoint a Director in place of Shri Vijay Kumar Chopra, who retires by rotation and being eligible, offers himself for re-appointment		For	None	7000	0	0	0
4	To appoint a Director in place of Shri Surjit Gupta, who retires by rotation and being eligible, offers himself for re-appointment		For	None	7000	0	0	0
5	To appoint a Director in place of Shri S. B. Mathur, who retires by rotation and being eligible, offers himself for re-appointment		For	None	7000	0	0	0
6	Resolved that pursuant to the provisions of Section 224 of the Companies Act, 1956, M/s V. R. Bansal & Associates, Chartered Accountants (Registration No. 016534N) and M/s S.R. Batliboi & Co., Chartered Accountants (Registration No. 301003E), be and are hereby re-appointed as the auditors of the Company till the conclusion of the next Annual General Meeting and the Board of Directors/ Audit Committee of the Company be and is hereby authorised to fix their remuneration		For	None	7000	0	0	0
EXIDE INDUSTRIES LTD
Security:	Y2383M131			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		17-Jul-2012
ISIN	INE302A01020			Vote Deadline Date:		05-Jul-2012
Agenda	703944834	Management		Total Ballot Shares:		20900
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To consider and adopt the Profit and Loss Account for the year ended 31 March, 2012 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon		For	None	20900	0	0	0
2	To declare a dividend		For	None	20900	0	0	0
3	To appoint a Director in place of Mr Bhaskar Mitter who retires by rotation and, being eligible, offers himself for reappointment		For	None	20900	0	0	0
4	To appoint a Director in place of Mr Vijay Aggarwal who retires by rotation and, being eligible, offers himself for reappointment		For	None	20900	0	0	0
5	To appoint a Director in place of Mr R G Kapadia who retires by rotation and, being eligible, offers himself for reappointment		For	None	20900	0	0	0
6	Resolved that Messrs S R B C & CO., Chartered Accountants, be and are hereby appointed auditors of the Company to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company at a remuneration to be decided by the Board of Directors of the Company		For	None	20900	0	0	0
7	Resolved that, pursuant to the provisions of Section 198, 269, 309 and other applicable provisions, if any, of the Companies Act, 1956, Mr T V Ramanathan be and is hereby reappointed as the Managing Director and Chief Executive Officer of the Company for a period of one year with effect from 1st May, 2012 upto 30th April, 2013 on such remuneration and terms and conditions of service as detailed in the Explanatory Statement under Section 173(2) of the Companies Act, 1956 annexed to the Notice convening the Meeting		For	None	20900	0	0	0
COLGATE-PALMOLIVE (INDIA) LTD, MUMBAI
Security:	Y1673X104			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		23-Jul-2012
ISIN	INE259A01022			Vote Deadline Date:		13-Jul-2012
Agenda	703945949	Management		Total Ballot Shares:		1900
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Balance Sheet as at March 31, 2012 and the Statement of Profit and Loss for the year ended on that date and the Reports of the Directors and the Auditors		For	None	1900	0	0	0
2	To appoint a Director in place of Mr. P.K. Ghosh, who retires by rotation and being eligible, offers himself for re-appointment		For	None	1900	0	0	0
3	To appoint a Director in place of Mr. R.A. Shah, who retires by rotation and being eligible, offers himself for re-appointment		For	None	1900	0	0	0
4	Resolved that Dr. (Ms.) Indu Shahani be and is hereby appointed a Director of the Company		For	None	1900	0	0	0
5	Resolved that Mr. Niket Ghate be and is hereby appointed a Director of the Company		For	None	1900	0	0	0
6

Resolved that pursuant to the provisions of
Sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956
("the Act"), the Articles of Association of the
Company, the approval of the Company be and is
hereby accorded to the appointment of Mr. Niket
Ghate as Whole-time Director of the Company for
a period of five years effective October 1, 2011 on
the terms and conditions, including remuneration,
as are set out in the draft agreement to be
entered into between the Company and Mr. Niket
Ghate, a copy of which, initialed by the Vice-
Chairman for the purpose of identification, is
placed before the meeting with a liberty to the
Board of Directors of the Company ("the Board")
to alter and vary the terms and conditions thereof
in such manner as may be agreed to between the
Board and Mr. Niket Ghate, CONTD

			For	None	1900	0	0	0
7

CONTD subject to the applicable provisions of the Act, or
any amendment thereto or any re-enactment thereof.
Resolved further that in the event of absence or inadequacy
of profits in any financial year during his tenure as Whole-
time Director, Mr. Niket Ghate be paid the aforesaid
remuneration as minimum remuneration for that year.
Resolved further that for the purpose of giving effect to this resolution, the Board be and is hereby authorised to do all
such acts, deeds, matters and things as it may in its
absolute discretion deem necessary or desirable

			None	None	Non Voting
8

Resolved that pursuant to the provisions of
Sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956
("the Act"), the Articles of Association of the
Company and subject to the approval of the
Central Government, the approval of the
Company be and is hereby accorded to the
appointment of Ms. Prabha Parameswaran as
Managing Director of the Company for a period of
five years effective February 1, 2012 on the terms
and conditions, including remuneration, as are set
out in the draft agreement to be entered into
between the Company and Ms. Prabha
Parameswaran, a copy of which, initialed by the
Whole-time Director & Company Secretary for the
purpose of identification, is placed before the
meeting with a liberty to the Board of Directors of
the Company ("the Board") to alter and vary the
terms CONTD

			For	None	1900	0	0	0
9

CONTD and conditions thereof in such manner as may be
agreed to between the Board and Ms. Prabha
Parameswaran, subject to the applicable provisions of the
Act, or any amendment thereto or any re-enactment thereof.
Resolved further that in the event of absence or inadequacy
of profits in any financial year during her tenure as Whole-
time Director, Ms. Prabha Parameswaran be paid the
aforesaid remuneration as minimum remuneration for that
year. Resolved further that for the purpose of giving effect to this resolution, the Board be and is hereby authorised to do all such acts, deeds, matters and things as it may in its
absolute discretion deem necessary or desirable

			None	None	Non Voting
10

Resolved that pursuant to the provisions of
Section 309 and other applicable provisions, if
any, of the Companies Act, 1956 ("the Act"), and
Article 114(2)(ii) of the Articles of Association of
the Company ("Articles") the approval of the
Company be and is hereby accorded for the
payment and distribution of such sum as may be
fixed by the Board of Directors ("Board") not
exceeding 1% of the net profits of the Company in
any financial year calculated in accordance with
the provisions of Sections 198, 349 and 350 of the
Act, by way of commission to the Directors who
are neither in the whole-time employment of the
Company nor Managing Director/s, in such
amounts or proportion and in such manner as
may be determined by the Board from time to time
and in the absence of such determination,
equally, in each financial year CONTD

			For	None	1900	0	0	0
11

CONTD during the period of five years commencing from
April 1, 2012. Resolved further that for the purpose of giving effect to this resolution, the Board be and is hereby
authorised to do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary or
desirable

			None	None	Non Voting
12	To appoint Auditors and to fix their remuneration		For	None	1900	0	0	0
WIPRO LTD
Security:	Y96659142			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		23-Jul-2012
ISIN	INE075A01022			Vote Deadline Date:		11-Jul-2012
Agenda	703951283	Management		Total Ballot Shares:		12000
Last Vote Date:	13-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Receive, consider and adopt the audited Balance Sheet as at March 31, 2012, and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon		For	None	12000	0	0	0
2	Confirm the payment of Interim Dividend and to declare a Final Dividend on equity shares		For	None	12000	0	0	0
3	Appoint a Director in place of Mr Dr Jagdish N Sheth who retires by rotation and being eligible, offers himself for reappointment		For	None	12000	0	0	0
4	Appoint a Director in place of Dr Henning Kagermann who retires by rotation and being eligible, offers himself for re-appointment		For	None	12000	0	0	0
5	Appoint a Director in place of Mr Shyam Saran who retires by rotation and being eligible, offers himself for re-appointment		For	None	12000	0	0	0
6	Resolved that M/s. BSR & Co. (Registration Number 101248W with Institute of Chartered Accountants of India) be and are hereby re- appointed as Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company at remuneration to be decided by the Audit/Risk and Compliance Committee in consultation with the Auditors, which fee may be paid on a progressive billing basis to be agreed between the Auditor and the Audit/Risk and Compliance Committee or such other officer of the Company as may be approved by the Board/Committee		For	None	12000	0	0	0
7	Resolved that the following para be added at the end of existing Article 103-For the purpose of quorum, at any General Meeting participation by members in a General Meeting through video conferencing or teleconferencing or through any other electronic or other media shall also be considered as valid as permitted by applicable		For	None	12000	0	0	0

laws from time to time. Resolved that the following
para be added at the end of existing Article no.
106. The Chairman be permitted holding the
position of both the Chairman of the General
Meeting as well as Managing Director/ CEO/
equivalent position thereof in the Company as per
the recommendations of the Board Governance
and Nomination Committee and approved by the
Board of Directors and as permitted by applicable
laws from time to time. Resolved that the following
para be added at the end of CONTD

8

CONTD both the existing Article Nos. 111 (1) and 112 (4).
Such voting in a General Meeting or by postal ballot shall
also include electronic voting in a General meeting or Postal ballot as permitted by applicable laws from time to time.
Resolved that the following para be added at the end of
both the existing articles-Article 193 and Article 195-For the purpose of quorum participation of Directors through video
conferencing or teleconferencing or through any other
electronic or other media shall also be considered as valid
as permitted by applicable laws from time to time; Resolved
that the following para be added at the end of existing
Article no 200. The Chairman be permitted holding the
position of both the Chairman of the Meeting of Board of
Directors as well as the position of Managing Director/ CEO/
equivalent CONTD

			None	None	Non Voting
9

CONTD position thereof in the Company as per the
recommendations of the Board Governance and
Nomination Committee and approved by the Board of
Directors and as permitted by applicable laws from time to
time

			None	None	Non Voting
10	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS. THANK YOU.		None	None	Non Voting
11

PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

			None	None	Non Voting
ITC LTD
Security:	Y4211T171			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		27-Jul-2012
ISIN	INE154A01025			Vote Deadline Date:		17-Jul-2012
Agenda	703943111	Management		Total Ballot Shares:		14000
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 993214 DUE TO RECEIPT OF DIRECTOR
NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.

			None	None	Non Voting
2	To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2012, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon		For	None	14000	0	0	0
3	To declare dividend of INR 4.50 Per Share for the financial year ended 31st March, 2012		For	None	14000	0	0	0
4	Re-elect A. Ruys as Director		For	None	14000	0	0	0
5	Re-elect D.K. Mehrotra as Director		For	None	14000	0	0	0
6	Re-elect S.B. Mathur as Director		For	None	14000	0	0	0
7	Re-elect P.B. Ramanujam as Director		For	None	14000	0	0	0
8	Re-elect A. Baijal as Director		For	None	14000	0	0	0
9	Resolved that Messrs. Deloitte Haskins & Sells, Chartered Accountants (Registration No. 302009E), be and are hereby appointed as the Auditors of the Company to hold such office until the conclusion of the next Annual General Meeting to conduct the audit at a remuneration of INR 165,00,000/- payable in one or more installments plus service tax as applicable, and reimbursement of out-of-pocket expenses incurred		For	None	14000	0	0	0
10	Resolved that Mr. Serajul Haq Khan be and is hereby re-appointed a Director of the Company, liable to retire by rotation, for a period of three years with effect from 27th July, 2012, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines		For	None	14000	0	0	0
CROMPTON GREAVES LTD
Security:	Y1788L144			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		03-Aug-2012
ISIN	INE067A01029			Vote Deadline Date:		26-Jul-2012
Agenda	703966931	Management		Total Ballot Shares:		10000
Last Vote Date:	17-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive and adopt the audited profit and loss account for the year ended 31 March 2012 and the balance sheet as at that date together with the Directors' Report and Auditors' Report thereon		For	None	10000	0	0	0
2	To confirm the first, second and third interim dividends, aggregating to Rs.1.40 per share (70%)		For	None	10000	0	0	0
3	To appoint a Director in place of Mr S Labroo, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	10000	0	0	0
4	To appoint a Director in place of Mr SP Talwar, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	10000	0	0	0
5	To appoint a Director in place of Dr V von Massow, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	10000	0	0	0
6	To appoint Sharp & Tannan, Chartered Accountants, Registration No 109982W, as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting up to the conclusion of the next Annual General Meeting and to authorise the Audit Committee of the Board of Directors to fix their remuneration		For	None	10000	0	0	0
GLENMARK PHARMACEUTICALS LTD
Security:	Y2711C144			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		03-Aug-2012
ISIN	INE935A01035			Vote Deadline Date:		26-Jul-2012
Agenda	703958150	Management		Total Ballot Shares:		19000
Last Vote Date:	09-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider, approve and adopt the Audited Balance Sheet as at 31st March, 2012 and the Statement of Profit and Loss of the Company for the year ended on that date together with the reports of the Directors and Auditors thereon		For	None	19000	0	0	0
2	To declare dividend on Equity Shares		For	None	19000	0	0	0
3	To appoint a Director in place of Mr. Gracias Saldanha who retires by rotation and being eligible, offers himself for re-appointment		For	None	19000	0	0	0
4	To appoint a Director in place of Mr. N. B. Desai who retires by rotation and being eligible, offers himself for re-appointment		For	None	19000	0	0	0
5	To appoint a Director in place of Mr. Hocine Sidi Said who retires by rotation and being eligible, offers himself for re-appointment		For	None	19000	0	0	0
6	To appoint M/s Walker, Chandiok & Co., Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration		For	None	19000	0	0	0
7	Resolved that Mr. Rajesh V Desai who was appointed as an Additional Director on 9th November, 2011 and whose term of office expires at this Annual General Meeting and in respect of whom the Company has received a Notice in writing from a member under Section 257 of the Companies Act, 1956, proposing his candidature for the office of Director, be and is hereby appointed a Director of the Company		For	None	19000	0	0	0
8	Resolved that Dr. Brian W. Tempest who was appointed as an Additional Director on 30th January, 2012 and whose term of office expires at this Annual General Meeting and in respect of whom the Company has received a Notice in writing from a member under Section 257 of the Companies Act, 1956, proposing his candidature for the office of Director, be and is hereby appointed a Director of the Company		For	None	19000	0	0	0
9	Resolved that Mr. Bernard Munos who was appointed as an Additional Director on 30th January, 2012 and whose term of office expires at this Annual General Meeting and in respect of whom the Company has received a Notice in writing from a member under Section 257 of the Companies Act, 1956, proposing his candidature for the office of Director, be and is hereby appointed a Director of the Company		For	None	19000	0	0	0
10

Resolved that pursuant to Sections 198, 269, 309
and 310 read together with Schedule XIII and
other applicable provisions, if any, of the
Companies Act, 1956, consent of the Company,
be and is hereby accorded to the appointment of
Mr. Rajesh V Desai as a Director in the whole-
time employment of the Company and designated
as Executive Director & CFO for a period of 5
years with effect from 9th November, 2011 on a
remuneration to be paid and provided and on the
terms and conditions as set out in the explanatory
statement attached hereto. Resolved further that
the Board of Directors be and is hereby
authorized to increase, augment and/or enhance
or vary the remuneration to be paid and provided
from time to time to Mr. Rajesh V Desai in
accordance with the provisions of the Companies
Act, 1956, and / or any statutory CONTD

			For	None	19000	0	0	0
11

CONTD modification or re-enactment thereto and / or the
guidelines for Managerial Remuneration issued by the
Government of India or any other appropriate authority in
that behalf as in force and as amended from time to time.
Resolved further that pursuant to Section 309(3) read
together with Section 198(4) and other applicable
provisions, if any, of the Companies Act, 1956, the
remuneration as aforesaid, be paid and provided as
minimum remuneration to Mr. Rajesh V Desai,

			None	None	Non Voting

notwithstanding that in any financial year of the Company
during his term of office, the Company may have made no
profits or its profits are inadequate. Resolved further that the
Board of Directors of the Company be and is hereby
authorized to do all such acts, deeds, matters and things as may be considered necessary or desirable to give effect to
CONTD

12	CONTD this resolution		None	None	Non Voting
13

Resolved that pursuant to Sections 198, 269, 309
and 310 read together with Schedule XIII and
other applicable provisions, if any, of the
Companies Act, 1956, consent of the Company,
be and is hereby accorded to the re-appointment
of Mr. Glenn Saldanha as Chairman & Managing
Director of the Company for a period of 5 years
with effect from 16th May, 2012 on a
remuneration to be paid and provided and on the
terms and conditions as set out in the explanatory
statement attached hereto. Resolved further that
the Board of Directors be and is hereby
authorized to increase, augment and/or enhance
or vary the remuneration to be paid and provided
from time to time to Mr. Glenn Saldanha in
accordance with the provisions of the Companies
Act, 1956, and / or any statutory modification or
re-enactment thereto and/or the guidelines
CONTD

			For	None	19000	0	0	0
14

CONTD for Managerial Remuneration issued by the
Government of India or any other appropriate authority in
that behalf as in force and as amended from time to time.
Resolved further that pursuant to Section 309(3) read
together with Section 198(4) and other applicable
provisions, if any, of the Companies Act, 1956, the
remuneration as aforesaid, be paid and provided as
minimum remuneration to Mr. Glenn Saldanha,
notwithstanding that in any financial year of the Company
during his term of office, the Company may have made no
profits or its profits are inadequate. Resolved further that the
Board of Directors of the Company be and is hereby
authorized to do all such acts, deeds, matters and things as may be considered necessary or desirable to give effect to
this resolution

			None	None	Non Voting
15

Resolved that pursuant to Sections 198, 269, 309
and 310 read together with Schedule XIII and
other applicable provisions, if any, of the
Companies Act, 1956, consent of the Company,
be and is hereby accorded to the re-appointment
of Mrs. Cherylann Pinto as a Director in the
whole-time employment of the Company and
designated as Director-Corporate Affairs for a
period of 5 years with effect from 16th May, 2012
on a remuneration to be paid and provided and on
the terms and conditions as set out in the
explanatory statement attached hereto. Resolved
further that the Board of Directors be and is
hereby authorized to increase, augment and/or
enhance or vary the remuneration to be paid and
provided from time to time to Mrs. Cherylann
Pinto in accordance with the provisions of the
Companies Act, 1956, and / or any statutory
CONTD

			For	None	19000	0	0	0
16

CONTD modification or re-enactment thereto and/or the
guidelines for Managerial Remuneration issued by the
Government of India or any other appropriate authority in
that behalf as in force and as amended from time to time.
Resolved further that pursuant to Section 309(3) read
together with Section 198(4) and other applicable
provisions, if any, of the Companies Act, 1956, the
remuneration as aforesaid, be paid and provided as
minimum remuneration to Mrs. Cherylann Pinto,
notwithstanding that in any financial year of the Company
during his term of office, the Company may have made no
profits or its profits are inadequate. Resolved further that the
Board of Directors of the Company be and is hereby
authorized to do all such acts, deeds, matters and things as may be considered necessary or desirable to give effect to
CONTD

			None	None	Non Voting
17	CONTD this resolution		None	None	Non Voting
AUROBINDO PHARMA LTD
Security:	Y04527142			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		07-Aug-2012
ISIN	INE406A01037			Vote Deadline Date:		26-Jul-2012
Agenda	703966638	Management		Total Ballot Shares:		7000
Last Vote Date:	17-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Balance Sheet as at March 31, 2012 and the Statement of Profit and Loss and Cash Flow Statement for the year ended on that date and the Report of the Board of Directors and the Auditors thereon		For	None	7000	0	0	0
2	To declare a dividend on the Equity Shares		For	None	7000	0	0	0
3	To appoint a Director in place of Mr. M. Sitarama Murthy who retires by rotation and being eligible, offers himself for reappointment		For	None	7000	0	0	0
4	To appoint a Director in place of Dr. D. Rajagopala Reddy who retires by rotation and being eligible, offers himself for reappointment		For	None	7000	0	0	0
5	To appoint M/s. S.R. Batliboi & Associates (Registration No.101049W) as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorize the Board of Directors to fix their remuneration		For	None	7000	0	0	0
6	Resolved that subject to the approval of Central Government and pursuant to the provisions of Sections 198, 269, 309, 310 and 311 and all other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII thereto and all guidelines for managerial remuneration issued by the Central Government from time to time, the Company hereby approves and ratifies the remuneration of INR 8,671,606 including the perquisites and other amenities paid/payable to Mr. P.V. Ramprasad Reddy (excluding		For	None	7000	0	0	0

contribution to Provident Fund of INR 9,360)
during the period of his office as Chairman &
Whole-time Director of the Company as the
minimum remuneration for the financial year
ended March 31, 2012 as approved by the
Members previously including in excess of the
prescribed CONTD

7	CONTD limits in Schedule XIII of the Companies Act, 1956 due to loss in the Company for the financial year ended March 31, 2012		None	None	Non Voting
8

Resolved that subject to the approval of Central
Government and pursuant to the provisions of
Sections 198, 269, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies
Act, 1956 read with Schedule XIII thereto and all
guidelines for managerial remuneration issued by
the Central Government from time to time, the
Company hereby approves and ratifies the
remuneration of INR 8,671,606 including the
perquisites and other amenities paid/payable to
Mr. K. Nithyananda Reddy (excluding contribution
to Provident Fund of INR 9,360) during the period
of his office as Managing Director of the Company
as the minimum remuneration for the financial
year ended March 31, 2012 as approved by the
Members previously including in excess of the
prescribed limits in Schedule XIII of the
Companies CONTD

			For	None	7000	0	0	0
9	CONTD Act, 1956 due to loss in the Company for the financial year ended March 31, 2012		None	None	Non Voting
10	Resolved that subject to the approval of Central Government and pursuant to the provisions of Sections 198, 269, 309, 310 and 311 and all other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII thereto and all guidelines for managerial remuneration issued by the Central Government from time to time, the Company hereby approves and ratifies the remuneration of INR 8,671,606 including the perquisites and other amenities paid/payable to Dr. M. Sivakumaran (excluding contribution to		For	None	7000	0	0	0

Provident Fund of INR 9,360) during the period of
his office as Whole-time Director of the Company
as the minimum remuneration for the financial
year ended March 31, 2012 as approved by the
Members previously including in excess of the
prescribed limits in Schedule XIII of the
Companies CONTD

11	CONTD Act, 1956 due to loss in the Company for the financial year ended March 31, 2012		None	None	Non Voting
12

Resolved that subject to the approval of Central
Government and pursuant to the provisions of
Sections 198, 269, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies
Act, 1956 read with Schedule XIII thereto and all
guidelines for managerial remuneration issued by
the Central Government from time to time, the
Company hereby approves and ratifies the
remuneration of INR 8,671,606 including the
perquisites and other amenities paid/payable to
Mr. M. Madan Mohan Reddy (excluding
contribution to Provident Fund of INR 9,360)
during the period of his office as Whole-time
Director of the Company as the minimum
remuneration for the financial year ended March
31, 2012 as approved by the Members previously
including in excess of the prescribed limits in
Schedule XIII of the CONTD

			For	None	7000	0	0	0
13	CONTD Companies Act, 1956 due to loss in the Company for the financial year ended March 31, 2012		None	None	Non Voting
14

Resolved that pursuant to the provisions of
Sections 198, 269, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII to the said Act
and subject to such other consents/ approvals as
may be required, Dr. M. Sivakumaran be and is
hereby re-appointed as Whole-time Director of the
Company for a further period of three years with
effect from June 1, 2012 whose term of office
shall be liable to determination by retirement of
directors by rotation at a remuneration and
perquisites as detailed below as specified.
Resolved further that the Board of Directors be
and is hereby authorized to vary, alter, increase,
enhance or widen the scope of remuneration and
perquisites, to the extent specified in Schedule
XIII and other applicable provisions, if any, of the
Companies Act CONTD

			For	None	7000	0	0	0
15

CONTD , 1956 as amended from time to time. Resolved
further that notwithstanding anything to the contrary herein contained, where in any financial year during the currency
of the tenure of Dr. M. Sivakumaran, the Company has no
profits or its profits are inadequate, the Company will pay
remuneration by way of salary, allowances and perquisites
within the limits as laid down under Sections 198, 309, 310
and 311 and all other applicable provisions, if any, of the
Companies Act, 1956 read with Schedule XIII of the Act as
in force from time to time

			None	None	Non Voting
16

Resolved that pursuant to the provisions of
Sections 198, 269, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies
Act, 1956 read with Schedule XIII to the said Act
and subject to such other consents/approvals as
may be required, Mr. M. Madan Mohan Reddy be
and is hereby re-appointed as Whole-time
Director of the Company for a further period of
three years with effect from June 1, 2012 whose
term of office shall be liable to determination by
retirement of directors by rotation at a
remuneration and perquisites as detailed below
as specified. Resolved further that the Board of
Directors be and is hereby authorized to vary,
alter, increase, enhance or widen the scope of
remuneration and perquisites, to the extent
specified in Schedule XIII and other applicable
provisions, if any, of the Companies CONTD

			For	None	7000	0	0	0
17

CONTD Act, 1956 as amended from time to time. Resolved
further that notwithstanding anything to the contrary herein contained, where in any financial year during the currency
of the tenure of Mr. M. Madan Mohan Reddy, the Company
has no profits or its profits are inadequate, the Company will pay remuneration by way of salary, allowances and
perquisites within the limits as laid down under Sections
198, 309, 310 and 311 and all other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII of
the Act as in force from time to time

			None	None	Non Voting
18	Resolved that Dr. C. Channa Reddy who was appointed as an Additional Director of the Company by the Board of Directors pursuant to Section 260 of the Companies Act, 1956 and Article 37 of the Articles of Association of the Company and who holds office up to the date of the ensuing Annual General Meeting be and is hereby appointed as Director of the Company liable to retire by rotation		For	None	7000	0	0	0
19

Resolved that pursuant to the provisions of
Sections 198, 269, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII to the said Act
and subject to such other consents/approvals as
may be required, Mr. K. Nithyananda Reddy be
and is hereby appointed as Whole-time Director of
the Company designated as Vice Chairman for a
period of three years with effect from June 1,
2012 whose term of office shall be liable to
determination by retirement of directors by
rotation at a remuneration and perquisites as
detailed below as specified. Resolved further that
the Board of Directors be and is hereby
authorized to vary, alter, increase, enhance or
widen the scope of remuneration and perquisites,
to the extent specified in Schedule XIII and other
applicable provisions, if any CONTD

			For	None	7000	0	0	0
20

CONTD , of the Companies Act, 1956 as amended from
time to time. Resolved further that notwithstanding anything to the contrary herein contained, where in any financial year during the currency of the tenure of Mr. Nithyananda Reddy,
the Company has no profits or its profits are inadequate, the
Company will pay remuneration by way of salary,
allowances and perquisites within the limits as laid down
under Sections 198, 309, 310 and 311 and all other
applicable provisions, if any, of the Companies Act, 1956
read with Schedule XIII of the Act as in force from time to
time

			None	None	Non Voting
21	Resolved that Mr. N. Govindarajan, who was appointed as an Additional Director of the Company by the Board of Directors pursuant to Section 260 of the Companies Act, 1956 and Article 37 of the Articles of Association of the Company and who holds office up to the date of the ensuing annual General Meeting be and is hereby appointed as Director of the Company not liable to retire by rotation		For	None	7000	0	0	0
22	Resolved that pursuant to the provisions of Sections 198, 269, 309, 310 and 311 and all other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the said Act and subject to such other consents/approvals as may be required, Mr. N. Govindarajan be and is hereby appointed as Managing Director of the Company for a period of three years with effect		For	None	7000	0	0	0

from June 1, 2012 whose term of office shall not
be liable to determination by retirement of
directors by rotation at a remuneration and
perquisites as detailed below as specified.
Resolved further that in addition to the above
salary and perquisites, commission will also be
payable up to 1% of the net profits of the
Company calculated in the manner referred in
Section 198 of the Companies Act, 1956 subject
to a ceiling of INR 4 crore for each CONTD

23

CONTD financial year, as may be decided by the Board of
Directors of the Company. Resolved further that the Board
of Directors be and is hereby authorized to vary, alter,
increase, enhance or widen the scope of remuneration and
perquisites, to the extent specified in Schedule XIII and
other applicable provisions, if any, of the Companies Act,
1956 as amended from time to time. Resolved further that
notwithstanding anything to the contrary herein contained,
where in any financial year during the currency of the tenure of Mr. Govindarajan, the Company has no profits or its
profits are inadequate, the Company will pay remuneration
by way of salary, allowances, commission and perquisites
within the limits as laid down under Sections 198, 309, 310
and 311 and all other applicable provisions, if any, of the
Companies Act, 1956 CONTD

			None	None	Non Voting
24	CONTD read with Schedule XIII of the Act as in force from time to time		None	None	Non Voting
25	Resolved that Mr. Ravindra Y. Shenoy who was appointed as an Additional Director of the Company by the Board of Directors pursuant to Section 260 of the Companies Act, 1956 and Article 37 of the Articles of Association of the Company and who holds office up to the date of the ensuing annual General Meeting be and is hereby appointed as Director of the Company not liable to retire by rotation		For	None	7000	0	0	0
26	Resolved that pursuant to the provisions of Sections 198, 269, 309, 310 and 311 and all other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the said Act and subject to such other consents/approvals as may be required, Mr. Ravindra Y. Shenoy be and is hereby appointed as Joint Managing Director of the Company for a period of three years with effect from June 1, 2012 whose term of office shall not be liable to determination by retirement of directors by rotation at a remuneration and		For	None	7000	0	0	0

perquisites as detailed below as specified.
Resolved further that in addition to the above
salary and perquisites, commission will also be
payable up to 1% of the net profits of the
Company calculated in the manner referred in
Section 198 of the Companies Act, 1956 subject
to a ceiling of INR 4 crore for CONTD

27

CONTD each financial year, as may be decided by the
Board of Directors of the Company. Resolved further that
the Board of Directors be and is hereby authorized to vary,
alter, increase, enhance or widen the scope of remuneration
and perquisites, to the extent specified in Schedule XIII and other applicable provisions, if any, of the Companies Act,
1956 as amended from time to time. Resolved further that
notwithstanding anything to the contrary herein contained,
where in any financial year during the currency of the tenure of Mr. Shenoy, the Company has no profits or its profits are inadequate, the Company will pay remuneration by way of
salary, allowances, commission and perquisites within the
limits as laid down under Sections 198, 309, 310 and 311
and all other applicable provisions, if any, of the Companies
Act, 1956 CONTD

			None	None	Non Voting
28	CONTD read with Schedule XIII of the Act as in force from time to time		None	None	Non Voting
TATA MOTORS LTD, MUMBAI
Security:	Y85740267			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		10-Aug-2012
ISIN	INE155A01022			Vote Deadline Date:		02-Aug-2012
Agenda	703966614	Management		Total Ballot Shares:		14000
Last Vote Date:	17-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Statement of Profit and Loss for the year ended March 31, 2012 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon		For	None	14000	0	0	0
2	To declare a dividend on Ordinary Shares and 'A' Ordinary Shares		For	None	14000	0	0	0
3	To appoint a Director in place of Mr Nasser Munjee, who retires by rotation and is eligible for re-appointment		For	None	14000	0	0	0
4	To appoint a Director in place of Mr Subodh Bhargava, who retires by rotation and is eligible for re-appointment		For	None	14000	0	0	0
5	To appoint a Director in place of Mr Vineshkumar Jairath, who retires by rotation and is eligible for re-appointment		For	None	14000	0	0	0
6	To appoint Auditors and fix their remuneration		For	None	14000	0	0	0
7	Appointment of Mr Cyrus P Mistry as a Director		For	None	14000	0	0	0
8	Appointment of Mr Ravindra Pisharody as a Director		For	None	14000	0	0	0
9	Appointment of Mr Ravindra Pisharody as Executive Director		For	None	14000	0	0	0
10	Appointment of Mr Satish Borwankar as a Director		For	None	14000	0	0	0
11	Appointment of Mr Satish Borwankar as Executive Director		For	None	14000	0	0	0
12	Revision in the terms of remuneration of Mr Prakash Telang, Managing Director-India Operations		For	None	14000	0	0	0
TATA STEEL LTD, MUMBAI
Security:	Y8547N139			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		14-Aug-2012
ISIN	INE081A01012			Vote Deadline Date:		06-Aug-2012
Agenda	703977516	Management		Total Ballot Shares:		3500
Last Vote Date:	30-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Statement of Profit and Loss for the year ended 31st March, 2012 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon		For	None	3500	0	0	0
2	To declare Dividend on Ordinary Shares		For	None	3500	0	0	0
3	To appoint a Director in the place of Mr. B. Muthuraman, who retires by rotation and is eligible for re-appointment		For	None	3500	0	0	0
4	To appoint a Director in the place of Mr. Ishaat Hussain, who retires by rotation and is eligible for re-appointment		For	None	3500	0	0	0
5	To appoint a Director in the place of Mr. Andrew Robb, who retires by rotation and is eligible for re- appointment		For	None	3500	0	0	0
6	To appoint auditors and fix their remuneration		For	None	3500	0	0	0
7	To appoint a Director in the place of Mr. Cyrus Pallonji Mistry, who was appointed an Additional Director of the Company by the Board of Directors with effect from 21st May, 2012 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act		For	None	3500	0	0	0
8	To appoint a Director in the place of Mrs. Mallika Srinivasan, who was appointed an Additional Director of the Company by the Board of Directors with effect from 21st May, 2012 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing her candidature for the office of Director under the provisions of Section 257 of the Act		For	None	3500	0	0	0
9	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None	None	Non Voting
10

PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

			None	None	Non Voting
CIPLA LTD, MUMBAI
Security:	Y1633P142			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		17-Aug-2012
ISIN	INE059A01026			Vote Deadline Date:		08-Aug-2012
Agenda	703979471	Management		Total Ballot Shares:		7000
Last Vote Date:	30-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To consider and adopt the audited balance sheet as at 31st March 2012, the statement of profit and loss for the year ended on that date together with the reports of the board of directors and auditors thereon		For	None	7000	0	0	0
2	To declare dividend for the year ended 31st March 2012		For	None	7000	0	0	0
3	To appoint a director in place of Dr. H.R. Manchanda who retires by rotation and being eligible, offers himself for re-appointment		For	None	7000	0	0	0
4	To appoint a director in place of Mr. V.C. Kotwal who retires by rotation and being eligible, offers himself for re-appointment		For	None	7000	0	0	0
5

Resolved that M/s. V. Sankar Aiyar & Co.,
Chartered Accountants (Firm Reg. No. 109208W),
together with M/s. R.G.N. Price & Co., Chartered
Accountants (Firm Reg. No. 002785S), be and
are hereby re-appointed as Joint Statutory
Auditors of the Company to hold the office from
the conclusion of this Annual General Meeting
until the conclusion of the next Annual General
Meeting upon such remuneration, taxes and out
of pocket expenses, as may be fixed by the Board
of Directors of the Company in mutual
consultation with the Auditors. Resolved further
that the Board of Directors of the Company be
and is hereby authorised to appoint Auditors for
the Company's branch office(s) (whether now or
as may be established) in terms of section 228 of
the Companies Act, 1956 in CONTD

			For	None	7000	0	0	0
6

CONTD consultation with the Auditors of the Company to
examine and audit the accounts for the financial year
ending on 31st March 2013 upon such remuneration, terms
and conditions as the Board of Directors may deem fit

			None	None	Non Voting
7	Resolved that pursuant to the provisions of sections 257, 260 and other applicable provisions of the Companies Act, 1956 read with those under Article 129 of the Company's Articles of Association, Dr. Ranjan Pai, an Additional Director holding the office up to the date of this Annual General Meeting be and is hereby appointed as a Director of the Company, liable to retire by rotation		For	None	7000	0	0	0
TATA POWER CO LTD
Security:	Y85481169			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		17-Aug-2012
ISIN	INE245A01021			Vote Deadline Date:		08-Aug-2012
Agenda	703984282	Management		Total Ballot Shares:		15000
Last Vote Date:	31-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Statement of Profit and Loss for the year ended 31st March, 2012 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon		For	None	15000	0	0	0
2	To declare a dividend on Equity Shares		For	None	15000	0	0	0
3	Resolved that Mr R N Tata who retires as Director pursuant to the provisions of Section 256 of the Companies Act, 1956, be and is hereby re- appointed a Director of the Company to hold office upto 27th December, 2012		For	None	15000	0	0	0
4	To appoint a Director in place of Dr H S Vachha, who retires by rotation and is eligible for re- appointment		For	None	15000	0	0	0
5	To appoint a Director in place of Mr A K Basu, who retires by rotation and Is eligible for re- appointment		For	None	15000	0	0	0
6	To appoint Auditors and fix their remuneration		For	None	15000	0	0	0
7	Appointment of Mr Cyrus Mistry as Director		For	None	15000	0	0	0
8	Appointment of Branch Auditors		For	None	15000	0	0	0
9	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None	None	Non Voting
10

PLEASE NOTE THAT THIS IS A REVISION DUE TO
INCLUSION OF COMMENT. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

			None	None	Non Voting
ECLERX SERVICES LTD
Security:	Y22385101			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		23-Aug-2012
ISIN	INE738I01010			Vote Deadline Date:		13-Aug-2012
Agenda	703989268	Management		Total Ballot Shares:		1600
Last Vote Date:	07-Aug-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider, approve and adopt the audited Financial Statements of the Company comprising of the Balance Sheet as at March 31, 2012, the Statement of Profit & Loss and the Cash Flow Statement for the year ended on that date together with the Schedules forming part of the accounts and annexure thereto, reports of the Board of Directors and the Auditors thereon		For	None	1600	0	0	0
2	To declare dividend for the year ended March 31, 2012		For	None	1600	0	0	0
3	To appoint a Director in place of Pradeep Kapoor, who retires by rotation and being eligible, offers himself for re-appointment		For	None	1600	0	0	0
4	To appoint a Director in place of Jimmy Bilimoria, who retires by rotation and being eligible, offers himself for reappointment		For	None	1600	0	0	0
5	To appoint a Director in place of Vikram Limaye, who retires by rotation and being eligible, offers himself for reappointment		For	None	1600	0	0	0
6	Resolved that M/s. Walker, Chandiok & Co., Chartered Accountants, Mumbai, bearing Registration No. 001076N be and are hereby re- appointed as the Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company, at a remuneration to be agreed between Auditors and Board of Directors (including any Committee thereof) of the Company		For	None	1600	0	0	0
7	Resolved that Alok Goyal, who was appointed as an Additional Director of the Company with effect from May 18, 2012 and who holds office up to the date of this Twelfth Annual General Meeting of the Company in terms of Section 260 of the Companies Act, 1956 ('the Act') and in respect of whom the Company has received a notice in writing from a Member under Section 257 of the Act signifying his intention to propose him as a candidate for the office of Director, be and is hereby appointed as a Director, liable to retire by rotation		For	None	1600	0	0	0
LARSEN & TOUBRO LTD
Security:	Y5217N159			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		24-Aug-2012
ISIN	INE018A01030			Vote Deadline Date:		15-Aug-2012
Agenda	703984256	Management		Total Ballot Shares:		2500
Last Vote Date:	30-Jul-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To consider and adopt the Balance Sheet as at March 31, 2012, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon		For	None	2500	0	0	0
2	To declare a dividend on equity shares		For	None	2500	0	0	0
3	To appoint Mr. A. M. Naik as a Director liable to retire by rotation with effect from October 1, 2012 that is the date on which he ceases to be Managing Director of the Company		For	None	2500	0	0	0
4	To appoint a Director in place of Mr. Thomas Mathew T., who retires by rotation and is eligible for re-appointment		For	None	2500	0	0	0
5	To appoint a Director in place of Mr. M. V. Kotwal, who retires by rotation and is eligible for re- appointment		For	None	2500	0	0	0
6	To appoint a Director in place of Mr. V. K. Magapu, who retires by rotation and is eligible for re-appointment		For	None	2500	0	0	0
7	To appoint a Director in place of Mr. Ravi Uppal, who retires by rotation and is eligible for re- appointment		For	None	2500	0	0	0
8	Mr. J. S. Bindra a Director due to retire by rotation at this Annual General Meeting is not seeking re- election and accordingly it is "resolved that the vacancy thereby caused be not filled up at this meeting or at any adjournment thereof		For	None	2500	0	0	0
9	Resolved that pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to the appointment of Mr. A. M. Naik, as the Executive Chairman of the Company with effect from October 1, 2012 upto and including September 30, 2017. resolved further that Mr. A. M. Naik, in his capacity as the Executive Chairman be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members as per the details given in the explanatory statement		For	None	2500	0	0	0
10

Resolved that pursuant to Section 269 and other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII of the said Act,
approval be and is hereby granted to the
appointment of Mr. K. Venkataramanan, as the
Chief Executive Officer and Managing Director of
the Company with effect from April 1, 2012 upto
and including September 30, 2015. resolved
further that Mr. K. Venkataramanan in his capacity
as the Chief Executive Officer and Managing
Director, be paid remuneration as may be fixed by
the Board, from time to time, within the limits
approved by the members as per the details given
in the explanatory statement

			For	None	2500	0	0	0
11	Resolved that pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to the appointment of Mr. R. Shankar Raman, as the Whole-time Director of the Company with effect from October 1, 2011 upto and including September 30, 2016. resolved further that Mr. R. Shankar Raman in his capacity as the Whole-time Director, be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members as per the details given in the explanatory statement		For	None	2500	0	0	0
12	Resolved that pursuant to Section 269 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, approval be and is hereby granted to the appointment of Mr. Shailendra Roy, as the Whole- time Director of the Company with effect from March 9, 2012 upto and including March 8, 2017. resolved further that Mr. Shailendra Roy in his capacity as the Whole-time Director, be paid remuneration as may be fixed by the Board, from time to time, within the limits approved by the members as per the details given in the explanatory statement		For	None	2500	0	0	0
13

Resolved that in supersession of all previous
resolutions in this regard and in accordance with
the provisions of Section 81(1A) and other
applicable provisions, if any of the Companies
Act, 1956, Foreign Exchange Management Act,
1999, Securities and Exchange Board of India
(Issue of Capital and Disclosure Requirements)
Regulations, 2009 ('SEBI Regulations'), Listing
Agreements entered into by the Company with the
Stock Exchanges where the shares of the
Company are listed, enabling provisions in the
Memorandum and Articles of Association of the
Company as also provisions of any other
applicable laws, rules and regulations (including
any amendments thereto or re-enactments
thereof for the time being in force) and subject to
such approvals, consents, permissions and
sanctions of the Securities and Exchange Board
of India (CONTD

			For	None	2500	0	0	0
14

CONTD SEBI), Government of India (GOI), Reserve Bank
of India (RBI) and all other appropriate and/or concerned
authorities, or bodies and subject to such conditions and
modifications, as may be prescribed by any of them in
granting such approvals, consents, permissions and
sanctions which may be agreed to by the Board of Directors
of the Company ('Board') (which term shall be deemed to
include any Committee which the Board may have
constituted or hereafter constitute for the time being

			None	None	Non Voting

exercising the powers conferred on the Board by this
resolution), the Board be and is hereby authorized to offer, issue and allot in one or more tranches, to Investors
whether Indian or Foreign, including Foreign Institutions,
Non- Resident Indians, Corporate Bodies, Mutual Funds,
Banks, Insurance Companies, Pensions Funds, Individuals
or CONTD

15

CONTD otherwise, whether shareholders of the Company
or not, through a public issue and/ or on a private placement basis, foreign currency convertible bonds and/or equity
shares through depository receipts and/or bonds with share
warrants attached including by way of Qualified Institutional
Placement ('QIP'), to Qualified Institutional Buyers ('QIB') in
terms of Chapter VIII of the SEBI Regulations, through one
or more placements of equity shares/fully convertible
debentures (FCDs)/ partly convertible debentures
(PCDs)/non-convertible debentures (NCDs) with warrants or
any securities (other than warrants) which are convertible
into or exchangeable with equity shares at a later date
(hereinafter collectively referred to as "Securities"), secured or unsecured so that the total amount raised through issue
of the Securities CONTD

			None	None	Non Voting
16

CONTD shall not exceed USD 600 mn or INR 3200 crore, if
higher (including green shoe option) as the Board may
determine, where necessary in consultation with the Lead
Managers, Underwriters, Merchant Bankers, Guarantors,
Financial and/or Legal Advisors, Rating Agencies /
Advisors, Depositories, Custodians, Principal Paying /
Transfer Conversion agents, Listing agents, Registrars,
Trustees, Printers, Auditors, Stabilizing agents and all other
Agencies/Advisors. resolved further that for the purpose of
giving effect to the above, the Board be and is hereby also
authorised to determine the form, terms and timing of the
issue(s), including the class of investors to whom the
Securities are to be allotted, number of Securities to be
allotted in each tranche, issue price, face value, premium
amount in issue/ conversion/ exerciseCONTD

			None	None	Non Voting
17

CONTD / redemption, rate of interest, redemption period,
listings on one or more stock exchanges in India or abroad
as the Board may in its absolute discretion deems fit and to make and accept any modifications in the proposals as may
be required by the authorities involved in such issue(s) in
India and/or abroad, to do all acts, deeds, matters and
things and to settle any questions or difficulties that may
arise in regard to the issue(s). resolved further that in case

			None	None	Non Voting

of QIP issue it shall be completed within 12 months from the date of this Annual General Meeting. resolved further that in case of QIP issue the relevant date for determination of the floor price of the Equity Shares to be issued shall be- i) in case of allotment of equity shares, the date of meeting in
which the Board decides to open the proposed issue
iiCONTD

18

CONTD ) in case of allotment of eligible convertible
securities, either the date of the meeting in which the Board decides to open the issue of such convertible securities or
the date on which the holders of such convertible securities become entitled to apply for the equity shares, as may be
determined by the Board. resolved further that the Equity
Shares so issued shall rank pari passu with the existing
Equity Shares of the Company in all respects. resolved
further that the Equity Shares to be offered and allotted
shall be in dematerialized form. resolved further that for the purpose of giving effect to any offer, issue or allotment of
Securities the Board, be and is hereby authorised on behalf
of the Company to do all such acts, deeds, matters and
things as it may, in absolute discretion, deem necessary or
desirable CONTD

			None	None	Non Voting
19

CONTD for such purpose, including without limitation, the
determination of the terms thereof, for entering into
arrangements for managing, underwriting, marketing, listing
and trading, to issue placement documents and to sign all
deeds, documents and writings and to pay any fees,
commissions, remuneration, expenses relating thereto and
with power on behalf of the Company to settle all questions, difficulties or doubts that may arise in regard to such offer(s)
or issue(s) or allotment(s) as it may, in its absolute
discretion, deem fit. resolved further that the Board be and is hereby authorised to appoint Lead Manager(s) in
offerings of Securities and to remunerate them by way of
commission, brokerage, fees or the like and also to enter
into and execute all such arrangements, agreements,
memoranda, documents, etc. with CONTD

			None	None	Non Voting
20

CONTD Lead Manager(s) and to seek the listing of such
securities. resolved further that the Company do apply for
listing of the new Equity Shares as may be issued with the
Bombay Stock Exchange Limited and National Stock
Exchange of India Limited or any other Stock Exchange(s).
resolved further that the Company do apply to the National
Securities Depository Limited and/or Central Depository
Services (India) Limited for admission of the Securities.

			None	None	Non Voting

resolved further that the Board be and is hereby authorised
to create necessary charge on such of the assets and
properties (whether present or future) of the Company in
respect of Securities and to approve, accept, finalize and
execute facilities, sanctions, undertakings, agreements,
promissory notes, credit limits and any of the documents
and papers in connection with the CONTD

21

CONTD issue of Securities. resolved further that the Board
be and is hereby authorised to delegate all or any of the
powers herein conferred to a Committee of Directors in
such manner as they may deem fit

			None	None	Non Voting
22	Resolved that the Company's Auditors, M/s Sharp & Tannan, Chartered Accountants (ICAI Registration No. 109982W), who hold office upto the date of this Annual General Meeting but, being eligible, offer themselves for re- appointment, be and are hereby re-appointed as Auditors of the Company including all its branch offices for holding the office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting at a remuneration of INR 108,00,000/-(Rupees One Crore Eight Lakh Only) exclusive of service tax, traveling and other out of pocket expenses		For	None	2500	0	0	0
23

PLEASE NOTE THAT THIS IS A REVISION DUE TO
MODIFICATION IN TEXT OF RESOLUTION 14. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

			None	None	Non Voting
GAIL (INDIA) LTD
Security:	Y2682X135			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		05-Sep-2012
ISIN	INE129A01019			Vote Deadline Date:		24-Aug-2012
Agenda	704011472	Management		Total Ballot Shares:		11000
Last Vote Date:	20-Aug-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the audited Balance Sheet as at 31st March, 2012, Statement of Profit & Loss for the year ended 31st March, 2012, Directors' Report, Auditors' Report and the comments thereupon of Comptroller & Auditor General of India		For	None	11000	0	0	0
2	To declare final dividend @ 57% ( 5.7/-per share) on the paid-up equity share capital of the Company for the year ended 31st March, 2012 as recommended by the Board and confirm the interim dividend of 30%(3/-per share) already paid in the month of January, 2012		For	None	11000	0	0	0
3	To appoint a Director in place of Shri S.L. Raina, who retires by rotation, and being eligible, offers himself for re-appointment		For	None	11000	0	0	0
4	To appoint a Director in place of Shri Prabhat Singh, who retires by rotation, and being eligible, offers himself for re-appointment		For	None	11000	0	0	0
5	To appoint a Director in place of Shri Sudhir Bhargava, who retires by rotation, and being eligible, offers himself for re-appointment		For	None	11000	0	0	0
6	Resolved that the Board of Directors of the Company be and is hereby authorized to decide and fix the remuneration of the Statutory Auditor(s) of the Company appointed by Comptroller and Auditor General of India for the FY 2012-13, as may be deemed fit by the Board		For	None	11000	0	0	0
7	Resolved that in accordance with the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Dr. Neeraj Mittal, who was appointed as an Additional Director w.e.f. 28.02.2012, pursuant to the provisions of section 260 of the Companies Act, 1956, by the President of India vide letter No. 31019/1/2006-CA dated 28.02.2012 be and is hereby appointed as a Director of the Company, liable to retire by rotation		For	None	11000	0	0	0
8	Resolved that in accordance with the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Smt. Shyamala Gopinath, who was appointed as an Additional Director w.e.f. 29.02.2012, pursuant to the provisions of section 260 of the Companies Act, 1956, by the President of India vide letter No. C- 31024/27/2006-CA dated 29.02.2012 be and is hereby appointed as a Director of the Company, liable to retire by rotation		For	None	11000	0	0	0
9	Resolved that in accordance with the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Shri R. P. Singh, who was appointed as an Additional Director w.e.f. 29.02.2012, pursuant to the provisions of section 260 of the Companies Act, 1956, by the President of India vide letter No. C- 31024/27/2006-CA dated 29.02.2012 be and is hereby appointed as a Director of the Company, liable to retire by rotation		For	None	11000	0	0	0
10	Resolved that in accordance with the provisions of section 257 and other applicable provisions, if any, of the Companies Act, 1956, Dr. A. K. Khandelwal, who was appointed as an Additional Director w.e.f. 29.02.2012, pursuant to the provisions of section 260 of the Companies Act, 1956, by the President of India vide letter No. C- 31024/27/2006-CA dated 29.02.2012 be and is hereby appointed as a Director of the Company, liable to retire by rotation		For	None	11000	0	0	0
BHARTI AIRTEL LTD
Security:	Y0885K108			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		06-Sep-2012
ISIN	INE397D01024			Vote Deadline Date:		27-Aug-2012
Agenda	703994257	Management		Total Ballot Shares:		4700
Last Vote Date:	07-Aug-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS. THANK YOU.		None	None	Non Voting
2	Adoption of annual financial statements and reports		For	None	4700	0	0	0
3	Declaration of dividend on equity shares		For	None	4700	0	0	0
4	Re-appointment of Ms. Chua Sock Koong		For	None	4700	0	0	0
5	Re-appointment of Mr. Craig Edward Ehrlich		For	None	4700	0	0	0
6	Re-appointment of Mr. Nikesh Arora		For	None	4700	0	0	0
7	Re-appointment Mr. Rajan Bharti Mittal		For	None	4700	0	0	0
8	Re-appointment Mr. Rakesh Bharti Mittal		For	None	4700	0	0	0
9	Re-appointment of M/s. S.R. Batliboi & Associates, Chartered Accountants, Gurgaon, as the statutory auditors		For	None	4700	0	0	0
CONTAINER CORPN OF INDIA LTD
Security:	Y1740A137			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		18-Sep-2012
ISIN	INE111A01017			Vote Deadline Date:		06-Sep-2012
Agenda	704027627	Management		Total Ballot Shares:		3000
Last Vote Date:	05-Sep-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Balance Sheet as at 31st March, 2012, Profit & Loss Account for the year ended on that date and the Reports of Board of Directors and Auditors thereon		For	None	3000	0	0	0
2	To confirm the payment of Interim dividend and to declare dividend on equity shares for the financial year ended 31st March, 2012		For	None	3000	0	0	0
3	To appoint a Director in place of Shri Yash Vardhan, who retires by rotation and being eligible, offers himself for reappointment		For	None	3000	0	0	0
4	To appoint a Director in place of Lt. Gen. (Retd.) Arvind Mahajan, who retires by rotation and being eligible, offers himself for reappointment		For	None	3000	0	0	0
5	To appoint a Director in place of Dr. (Prof.) Kausik Gupta, who retires by rotation and being eligible, offers himself for reappointment		For	None	3000	0	0	0
6	To appoint a Director in place of Dr. (Prof.) A.K. Bandyopadhyay, who retires by rotation and being eligible, offers himself for reappointment		For	None	3000	0	0	0
7	Resolved that the appointment of M/s. Kumar Chopra & Associates., Chartered Accountants as Statutory Auditors of the Company for the financial year 2011-12 in terms of the order no. CA.V/COY/Central Government, CCIL(5)/562, dated 03.09.2011 of Comptroller & Auditor General of India be and is hereby noted		For	None	3000	0	0	0
8	Resolved that Shri K.K. Srivastava, be and is hereby appointed as Part-time Chairman of the Company w.e.f. 20.10.2011 in terms of Railway Board's order no. 2004/PL/51/3, dated 20.10.2011 and shall be liable to retire by rotation		For	None	3000	0	0	0
9	Resolved that Shri Shahnawaz Ali, be and is hereby appointed as Director (Domestic) of the Company w.e.f. 17.11.2011 in terms of Ministry of Railway's letter no.2009/E(O)II/40/37, dated 17.11.2011 and shall be liable to retire by rotation		For	None	3000	0	0	0
10	Resolved that Shri M.K. Akhouri, be and is hereby appointed as Part-time Director of the Company w.e.f. 14.06.2012 in terms of Railway Board's order no. 2004/PL/51/3, dated 14.06.2012 and shall be liable to retire by rotation		For	None	3000	0	0	0
11	Resolved that, subject to Government/regulatory approvals (if any required), the existing Article 4 of the Articles of Association of Concor be replaced by the following: The company may purchase/ buy back its own shares or securities in accordance with the provisions of the applicable laws and guidelines		For	None	3000	0	0	0
12	Resolved that, subject to Government/regulatory approvals (if any required), the existing Article 65A of the Articles of Association of Concor be replaced by the following: Subject to the provisions of Section 252 of the Act, the President shall from time to time, determine in writing, the number of Directors of the Company which shall not be less than 5 (five) and not more than 14 (fourteen). The Directors are not required to hold any qualification shares and their remuneration, if any, shall be determined by the President		For	None	3000	0	0	0
NMDC LTD
Security:	Y62393114			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		20-Sep-2012
ISIN	INE584A01023			Vote Deadline Date:		07-Sep-2012
Agenda	704028782	Management		Total Ballot Shares:		10000
Last Vote Date:	05-Sep-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Statement of Profit & Loss for the financial year ended 31st March, 2012, the Balance Sheet as at that date and the Directors' and Statutory Auditors' Reports thereon		For	None	10000	0	0	0
2	To declare the Final Dividend as recommended by the Board		For	None	10000	0	0	0
3	To appoint Shri N.K. Nanda, as Director (Technical) who retires by rotation and is eligible for re-appointment		For	None	10000	0	0	0
4	To appoint Shri S. Thiagarajan, as Director (Finance), who retires by rotation and is eligible for re-appointment		For	None	10000	0	0	0
5	To appoint Shri S. Bose, as Director (Production), who retires by rotation and is eligible for re- appointment		For	None	10000	0	0	0
6	To appoint Lt . Gen. (Retd.) Arvind Mahajan, as Director, who retires by rotation and is eligible for re-appointment		For	None	10000	0	0	0
7	To appoint Shri R.N. Aga, as Director, who retires by rotation and is eligible for re-appointment		For	None	10000	0	0	0
8	To appoint Smt. Parminder Hira Mathur, as Director, who retires by rotation and is eligible for re-appointment		For	None	10000	0	0	0
9	To appoint Shri D. Rath, as Director, who retires by rotation and is eligible for re-appointment		For	None	10000	0	0	0
10	In terms of the amended Section 224 of the Companies Act, 1956 vide Clause (aa) of Sub- section 8, the remuneration of Auditors of Government Companies, appointed by Comptroller and Auditor General of India, shall be fixed by the Company in General Meeting or in such manner as the Company in General Meeting may determine. Hence, it is proposed that the members may fix the remuneration of the Statutory Auditors of the Company for the year 2012-13, as may be deemed fit		For	None	10000	0	0	0
11	Resolved that "Shri C.S. Verma be and is hereby appointed as Chairman-cum-Managing Director of the Company (Additional Charge) on the existing terms of his appointment, who is liable to retire by rotation		For	None	10000	0	0	0
12	Resolved that "Shri S.K. Das be and is hereby appointed as Director (Commercial) of the Company on the existing terms of his appointment, who is liable to retire by rotation		For	None	10000	0	0	0
13	Resolved that "Shri Rabindra Singh be and is hereby appointed as Director (Personnel ) of the Company on the existing terms of his appointment, who is liable to retire by rotation		For	None	10000	0	0	0
14	Resolved that "Shri S.J. Sibal be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation		For	None	10000	0	0	0
15	Resolved that "Shri E.K. Bharat Bhushan be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation		For	None	10000	0	0	0
16	Resolved that "Shri J.P. Shukla be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation		For	None	10000	0	0	0
17	Resolved that Pursuant to Section 31 and other applicable provisions of the Companies Act, 1956 (including statutory modification or re-enactment thereof for the time being in force), approval be and is hereby accorded to amend the existing Articles of Association of NMDC to provide for buyback of shares and securities. resolved further that A new clause shall be added in the existing Articles of Association to provide for buyback of shares as under: New Clause No.6A Buyback of		For	None	10000	0	0	0

Shares and Securities Notwithstanding anything
contained in the Articles, the Board of Directors
may buyback such number of the Company's own
shares or securities as it may think necessary,
subject to such approvals, provision of Section
77A and other applicable provisions of the Act
including any statutory modification or re-
enactment thereof  CONTD

18	CONTD and SEBI regulations, as may be permitted by law. resolved further that Existing Article No.6 of the Articles of Association of the Company be deleted		None	None	Non Voting
AUROBINDO PHARMA LTD
Security:	Y04527142			Meeting Type:		ExtraOrdinary General Meeting
Ticker:				Meeting Date:		27-Sep-2012
ISIN	INE406A01037			Vote Deadline Date:		14-Sep-2012
Agenda	704042314	Management		Total Ballot Shares:		7000
Last Vote Date:	05-Sep-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

Resolved that in accordance with the provisions of
Section 269 and other applicable provisions of the
Companies Act, 1956 or any other law for the time
being in force (including any statutory
modification(s) or re-enactment thereof, for the
time being in force), the consent of the Company
be and is hereby accorded for appointment of Mr.
P. V. Ramprasad Reddy, (Whole time Director of
the Company upto 30th November, 2012 and a
Non-Executive Director of the Company with
effect from 1st December, 2012) as a Managing
Director designated as Executive Chairman (or
any other designation which the Board of
Directors of Aurobindo Pharma USA, Inc., may
decide from time to time) in Aurobindo Pharma
USA, Inc., a Wholly Owned Subsidiary of the
Company, w.e.f. 1st December, 2012 for a period
of five years at such remuneration and on CONTD

			For	None	7000	0	0	0
2

CONTD such other terms and conditions, as may be
decided by Aurobindo Pharma USA, Inc., provided however
that the aggregate amount of remuneration (inclusive of
salary, perquisites, allowances, incentives, bonuses,
retirement benefits, insurance, other facilities etc.) shall not exceed USD 300, 000 per annum or equivalent amount in
any other currency with an authority to the Board of
Directors of Aurobindo Pharma USA, Inc., to give annual or
other increments from time to time not exceeding 30% of
the immediately previous drawn salary and he will also be
entitled to reimbursement of medical expenses for self and
family, use of Company's car and telephone at residence
and encashment of un availed leave and other benefits as
per the rules of Aurobindo Pharma USA, Inc

			None	None	Non Voting
SUN PHARMACEUTICAL INDUSTRIES LTD
Security:	Y8523Y158			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		08-Nov-2012
ISIN	INE044A01036			Vote Deadline Date:		25-Oct-2012
Agenda	704087685	Management		Total Ballot Shares:		4000
Last Vote Date:	24-Oct-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To consider and adopt the Balance Sheet as at March 31, 2012, the Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon		For	None	4000	0	0	0
2	To confirm payment of interim dividend on Equity Shares as final dividend		For	None	4000	0	0	0
3	To appoint a Director in place of Shri. Keki M. Mistry, who retires by rotation and being eligible, offers himself for reappointment		For	None	4000	0	0	0
4	To appoint a Director in place of Shri. Sudhir V. Valia, who retires by rotation and being eligible, offers himself for reappointment		For	None	4000	0	0	0
5	To appoint a Director in place of Shri. Ashwin S. Dani, who retires by rotation and being eligible, offers himself for reappointment		For	None	4000	0	0	0
6	To re-appoint Messrs. Deloitte Haskins & Sells, Chartered Accountants, Mumbai, having ICAI Registration No.117366W, as the Auditors of the Company and to authorise the Board of Directors to fix their remuneration		For	None	4000	0	0	0
7	Resolved that Mr. Makov Israel, who was appointed as an Additional Director of the Company pursuant to Section 260 of the Companies Act, 1956 and holds office upto the date of Annual General Meeting and in respect of whom the Company has received a Notice under Section 257 of the Companies Act, 1956, from a Member in writing, proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company subject to retirement by rotation under the Articles of Association of the Company		For	None	4000	0	0	0
8

Resolved that in accordance with the provisions of
Sections 198, 269, 309, 310, 311, 314 and other
applicable provisions, if any, of the Companies
Act, 1956 read with Schedule XIII to the
Companies Act, 1956 and subject to such
sanction(s) as may be necessary in law, Shri Dilip
S. Shanghvi, be and is hereby re-appointed as the
Managing Director of the Company for a further
period of five years effective from April 1, 2013 to
March 31, 2018, on the terms and conditions
(including the remuneration to be paid to him in
the event of loss or inadequacy of profits in any
financial year during the aforesaid period) as set
out in the draft agreement (the main terms and
conditions of which are described under
Explanatory Statement) submitted for approval to
this Meeting and for identification initialed by the
Chairman, which CONTD

			For	None	4000	0	0	0
9

CONTD Agreement is hereby specifically sanctioned with
liberty to the Board of Directors to alter, vary and modify the terms and conditions of the said appointment and/or
Agreement, in such manner as may be agreed to between
the Board of Directors and Shri Dilip S. Shanghvi within and in accordance with the limits prescribed in Schedule XIII of the Companies Act, 1956 or any amendment thereto and if
necessary, as may be agreed to between the Central
Government and the Board of Directors and acceptable to
Shri Dilip S. Shanghvi; Resolved further that in the event of any statutory amendments, modifications or relaxation by
the Central Government to Schedule XIII to the Companies
Act, 1956, the Board of Directors be and is hereby
authorised to vary or increase the remuneration (including
the minimum remuneration), that is, CONTD

			None	None	Non Voting
10

CONTD the salary, commission, perquisites, allowances,
etc. within such prescribed limit or ceiling and the aforesaid draft agreement between the Company and Shri Dilip S.
Shanghvi be suitably amended to give effect to such
modification, relaxation or variation, subject to such
approvals as may be required by law; Resolved further that
the Board of Directors of the Company be and is hereby
authorised to take such steps expedient or desirable to give effect to this Resolution

			None	None	Non Voting
11

Resolved that in conformity with the provisions of
Article 142 of the Articles of Association of the
Company and pursuant to the provisions of
Section 309(4) of the Companies Act, 1956, the
authority be and is hereby accorded to the
payment of commission to the Non-Executive
Directors of the Company (other than the
Managing Director and/or Whole-time Directors)
to be determined by the Board of Directors for
each Non- Executive Director for each financial
year over a period of five years from the current
financial year ending on 31.03.2013 up to and
including financial year of the Company ending on
31.03.2017 to be calculated in accordance with
the provisions of Section 349 and 350 of the
Company Act, 1956 and distributed between such
Directors in such a manner as the Board of
Directors may from time to time determine
CONTD

			For	None	4000	0	0	0
12	CONTD within the maximum limit of 0.10 per cent of net profits of the Company in addition to the sitting fees being paid by the Company for attending the Board/Committee Meetings of the Company		None	None	Non Voting
13

Resolved that in accordance with the provisions of
Sections 81, 81(1A) and other applicable
provisions, if any, of the Companies Act, 1956 or
any statutory modification or re-enactment thereof
for the time being in force and subject to such
approvals, permissions and sanctions, consents
and /or permissions of the Government of India,
Reserve Bank of India, Securities and Exchange
Board of India and of such other appropriate
authorities, Institutions or Bodies, as the case
may be, and subject also to such terms,
conditions and modifications as may be
prescribed or imposed while granting such
approvals, sanctions, permissions and agreed to
by the Board of Directors of the Company
(hereinafter referred to as the "Board", which term
shall be deemed to include any Committee which
the Board may have constituted or hereafter
CONTD

			For	None	4000	0	0	0
14

CONTD constitute to exercise its powers including the
powers conferred by this Resolution), the consent, authority and approval of the Company be and is hereby accorded to
the Board to issue, offer and allot from time to time in one or more tranches and in consultation with the Lead Managers
and/or Underwriters and/or other Advisors, Convertible
Bonds, Debentures and/or Securities convertible into Equity
Shares at the option of the Company or the holders thereof
and/ or securities linked to Equity Shares and/or securities with or without detachable warrants with right exercisable by the warrant holder to convert or subscribe to Equity Shares
and/or Bonds or Foreign Currency Convertible Bonds or
Securities through Global Depository Receipts, American
Depository Receipts or Bonds or Financial Derivates
(hereinafter CONTD

			None	None	Non Voting
15

CONTD collectively referred to as "the Securities") to such
Indian or Foreign Institutional Investors/Foreign Mutual
Funds/Overseas Corporate Bodies/Foreigners/other
Foreign parties/ Indian Financial Institutions/Alternative
Investment Funds/Qualified Institutional Buyers/Companies/
individuals/ other persons or investors, whether or not they are members of the Company and/or by any one or more or
a combination of the above modes/methods or otherwise by
offering the Securities in the international market comprising one or more countries or domestic market or in any other
approved manner through Prospectus and/or Offering Letter
or Circular and/or on private placement basis as may be
deemed appropriate by the Board such offer, issue and
allotment to be made at such time or times at such , issue
price, face value, premium CONTD

			None	None	Non Voting
16

CONTD amount on issue/ conversion of securities/exercise
of warrants/redemption of Securities, rate of interest,
redemption period, listing on one or more stock exchange in
India and/or abroad and in such manner and on such terms
and conditions as the Board may think fit, for an aggregate
amount (inclusive of such premium as may be fixed on the
securities) not exceeding Rs. 80 Billions (Rupees Eighty
Billions only) , of incremental funds for the Company with
power to the Board to settle details as to the form and terms of issue of the Securities, and all other terms, conditions
and matters connected therewith or difficulties arising there from. Resolved further that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if any, of
the Companies Act, 1956, the provisions of SEBI (Issue of
Capital And CONTD

			None	None	Non Voting
17

CONTD Disclosure Requirements) Regulations, 2009
("SEBI ICDR Regulations") and the provisions of Foreign
Exchange Management Act, 2000 & Regulations
thereunder, the Board of Directors may at their absolute
discretion, issue, offer and allot equity shares and/or Non
Convertible Debentures with detachable Warrants for up to
the amount of Rs. 80 Billions (Rupees Eighty billions only)
inclusive of such premium, as specified above, to Qualified
Institutional Buyers (as defined by the SEBI ICDR
Regulations) pursuant to a qualified institutional
placements, as provided under Chapter XIIIA of the SEBI
ICDR Regulations". Resolved further that in the event that
securities convertible into equity shares are issued under
SEBI ICDR regulations, the relevant date for the purpose of
pricing of securities ,shall be the date of the CONTD

			None	None	Non Voting
18

CONTD meeting in which the board (which expression
includes any committee thereof constituted or to be
constituted) decides to open the issue of the specified
securities subsequent to the receipt of shareholders
approval in terms of Section 81(1A) and other applicable
provisions, if any, of the Companies Act, 1956 and other
applicable laws, regulations and guidelines in relation to the proposed issue of specified securities through a Qualified
Institutional Placement in accordance with the SEBI ICDR
Regulations as mentioned above. Resolved further that in
the event that Non Convertible Debentures (NCDs) with or
without warrants with a right exercisable by the warrant
holder to exchange with Equity Shares of the Company are
issued ,the relevant date for determining the price of equity shares of the Company , to be issued CONTD

			None	None	Non Voting
19

CONTD upon exchange of the warrants, shall be the date of
the meeting in which the board (which expression includes
any committee thereof constituted or to be constituted)
decides to open the issue of NCDs in accordance with the
SEBI ICDR Regulations as mentioned above. Resolved
further that the consent of the Company be and is hereby
accorded, in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 and subject
to all other necessary approvals, to the Board to secure, if necessary, all or any of the above mentioned Securities to
be issued, by the creation of a mortgage and/or charge on
all or any of the Company's immovable and/or moveable
assets, both present and future in such form and manner
and on such terms as may be deemed fit and appropriate
by the Board. Resolved further CONTD

			None	None	Non Voting
20

CONTD that the Board be and is hereby authorized to issue
and allot such number of additional equity shares as may be
required in pursuance of the above issue and that the
additional equity shares so allotted shall rank in all respects paripassu with the existing equity shares of the Company
save that such additional equity shares shall carry the right to receive dividend as may be provided under the terms of
the issue/ offer and/or in the offer documents. Resolved
further that for the purpose of giving effect to the above
resolution, the Board or a committee thereof or any of the
working Directors of the Company, be and is hereby
authorised to accept any modifications in the proposal as
may be required by the authorities/parties involved in such
issues in India and/or abroad and to do all such acts, deeds, matters and CONTD

			None	None	Non Voting
21

CONTD things as they may, in their absolute discretion
deem necessary or desirable including, if necessary, for
creation of such mortgage and/or charges in respect of the
securities on the whole or in part of the undertaking of the
Company under Section 293(1)(a) of the Companies
Act,1956 and to execute such documents or writing as may
consider necessary or proper and incidental to this
resolution and to settle any question, difficulty or doubt that may arise in regard to the offer, issue and allotment of the
Securities as it may deem fit without being required to seek any further consent or approval of the Members or
otherwise to the end and intent that the members shall be
deemed to have given their approval thereto expressly by
the authority of this resolution including for issue of any
related securities as a CONTD

			None	None	Non Voting
22

CONTD condition of the issue of the said securities as also
for securing the said Securities. Resolved further that for the purpose of giving effect to the above resolutions the Board
be and is hereby authorised and empowered to delegate all
or any of the powers herein conferred to any Committee of
Directors and/or any Whole-time Director(s) and/or any
Officer(s) of the Company

			None	None	Non Voting
23	Resolved that in supersession of all earlier resolutions passed and in terms of Section 293(1)(d) of the Companies Act, 1956 and all other enabling provisions, if any, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow from time to time any sum or sums of monies which together with the monies already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company's bankers in the		For	None	4000	0	0	0

ordinary course of business) exceed the
aggregate paid up capital of the Company and its
free reserve, that is to say reserve not set apart
for any specific purpose provided that the total
amount so borrowed by the Board shall not at any
time exceed the limit of Rs. 300 Billions (Rupees
Three Hundred Billions only)

24

Resolved that pursuant to the provisions of
Section 372A and any other applicable provision,
if any, of the Companies Act, 1956, ('the Act')
including any statutory modification or re-
enactment thereof for the time being in force, the
Board of Directors of the Company be and is
hereby authorised to agree to at its discretion to
make loan(s) and/or give any
guarantee(s)/provide any security(ies) in
connection with loan(s) made to and to make
investments in Shares, Debentures and/or any
other Securities of other body corporates, whether
Indian or overseas and/or in various schemes of
Mutual Funds or such other funds, in their
absolute discretion deem beneficial and in the
interest of the Company in excess of 60% of the
paid up Share Capital and Free Reserves of the
Company or 100% of Free Reserves of the
Company whichever CONTD

			For	None	4000	0	0	0
25

CONTD is more, as prescribed under section 372A of the
Companies Act, 1956 from time to time, in one or more
tranches, upto maximum amount of Rs. 300 Billions
(Rupees Three Hundred Billions only), notwithstanding that
investments along with Company's existing loans or
guarantee/ security or investments shall be in excess of the limits prescribed under Section 372A aforesaid. Resolved
further that the Board be and is hereby authorised to take
from time to time all decisions and steps in respect of the
above investment including the timing, amount and other
terms and conditions of such investment and varying the
same through transfer, sale, disinvestments or otherwise
either in part or in full as it may deem appropriate, and to do and perform all such acts, deeds, matters and things, as
may be necessary or expedient in CONTD

			None	None	Non Voting
26	CONTD this regard and to exercise all the rights and powers which would vest in the Company in pursuance of such investment		None	None	Non Voting
27

Resolved that pursuant to the provisions of
section 31 and other applicable provisions, if any,
of the Companies Act 1956, the Article 163A be
inserted in the Articles of Association of the
Company under the sub heading "Meeting of
Directors" which reads as under: Article 163A: "A
Director can participate in the Board/Committee
Meeting through Video Conferencing or such
other mode as may be permuted by the
Government of India from time to time as per any
rules ,if any framed by the Government of India or
concerned authorities in this respect and any such
participation shall be counted for the purposes of
quorum for any transaction of the business of the
Board / Committee."

			For	None	4000	0	0	0
ASIAN PAINTS LTD
Security:	Y03637116			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		09-Dec-2012
ISIN	INE021A01018			Vote Deadline Date:		26-Nov-2012
Agenda	704166796	Management		Total Ballot Shares:		1700
Last Vote Date:	21-Nov-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2

Resolved that pursuant to the provisions of
Sections 16, 17, 18 and other applicable
provisions, if any, of the Companies Act, 1956
(hereinafter referred to as "the Act"), including any
statutory modification or re-enactment thereof for
the time being in force, read with Section 192A of
the Act and the Companies (Passing of the
Resolution by Postal Ballot) Rules, 2011, the
Object Clause of the Memorandum of Association
of the Company be and is hereby altered by
inserting the following Clause 3-B after the
existing Clause 3-A of the Memorandum of
Association of the Company: "Clause 3-B-To
carry on the business of home improvement &
decor including interior and exterior furnishers &
decorators for home, offices, factories or any
other building and for the purpose to manufacture,
process, produce, prepare, make, sell, purchase,
import, export, trade, market, all types of
items/products of exterior and interior
decoration/furnishing, modular furniture, modular
kitchens, all kinds of kitchen appliances, wooden
furniture, steel furniture including wood, mica,
laminates, partitions, panel products, rods,
laminates, plywood, doors, windows made from
wood, board, aluminum, kitchenware, venetian
blinds, grills, door closures, all types of fittings,

			For	None	1700	0	0	0

bathroom faucets and other fixtures, hardware,
glasses, mirrors, sun films, wall papers, wall
cladding, leatherette cloth, sanitary fittings electric
fittings and other accessories, fans, lamps,
coolers, security items, all kinds of appliances and
other products; all types of building materials
including flooring materials which includes tiles,
wooden flooring, flooring laminates, industrial
flooring, carpets, rugs; all types of roofing
materials, shingles; insulation materials,
construction chemicals, water proofing;
prefabricated building materials and other building
material and architectural work". Resolved further
that the Board of Directors of the Company be
and are hereby authorized to settle any question,
difficulty or doubt, that may arise in giving effect to
this resolution to do all such acts, deeds, matters
and things as may be necessary and to sign and
execute all documents or writings as may be
necessary, proper or expedient for the purpose of
giving effect to this resolution and for matters
concerned therewith or incidental thereto

3

Resolved that pursuant to the provisions of
Section 149(2A) and other applicable provisions,
if any, of the Companies Act, 1956, including any
statutory modification or re-enactment thereof for
the time being in force, the approval of the
members be and is hereby accorded to the
Company for commencement of all or any of the
businesses proposed in the Clause 3-B of the
Memorandum of Association of the Company.
Resolved further that the Board of Directors of the
Company be and are hereby authorized to settle
any question, difficulty or doubt, that may arise in
giving effect to this resolution and to do all such
acts, deeds, matters and things as may be
necessary and to sign and execute all documents
or writings as may be necessary, proper or
expedient for the purpose of giving effect to this
resolution and for matters concerned therewith or
incidental thereto

			For	None	1700	0	0	0
WIPRO LTD
Security:	Y96659142			Meeting Type:		Court Meeting
Ticker:				Meeting Date:		28-Dec-2012
ISIN	INE075A01022			Vote Deadline Date:		17-Dec-2012
Agenda	704195672	Management		Total Ballot Shares:		12000
Last Vote Date:	07-Dec-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION 1. THANK YOU.		None	None	Non Voting
2	For the purpose of considering and, if thought fit, approving, with or without modification, the Scheme of Arrangement proposed to be made between Wipro Limited (Applicant/Demerged Company), Azim Premji Custodial Services Private Limited (Resulting Company) and Wipro Trademarks Holding Limited (Trademark Company) and at such meeting and at any adjournment/adjournments thereof		For	None	12000	0	0	0
COLGATE-PALMOLIVE (INDIA) LTD, MUMBAI
Security:	Y1673X104			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		09-Jan-2013
ISIN	INE259A01022			Vote Deadline Date:		02-Jan-2013
Agenda	704207011	Management		Total Ballot Shares:		1900
Last Vote Date:	12-Dec-2012
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2

Resolved that pursuant to the provisions of
Section 293(1)(a), Section 192A read with the
Companies (Passing of the Resolution by Postal
Ballot) Rules, 2011 and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modifications or re-
enactment thereof for the time being in force) and
subject to the approvals, consents, permissions
and sanctions as may be necessary from the
concerned Statutory Authorities and subject to
such terms and conditions as may be imposed by
them, consent of the Members be and is hereby
accorded to the Board of Directors of the
Company ("the Board" which expression shall
also include Committee(s) thereof) to dispose off,
sell and transfer the factory building along with
fixtures and fittings situate at Survey Nos. 617/5,
617/9 and 617/10, Nacharam. Hyderabad 500
076 admeasuring approximately 39,256 sq. ft.
(hereinafter referred to as 'Property") on "as is
where is basis "to Swamy Sons Agencies Private
Limited ("Buyer") at such price as may be
negotiated with the Buyer and on such terms and
conditions as the Board of Directors may think
proper and beneficial to the Company. Resolved
further that the Board be and is hereby authorised
to do all such acts, matters, deeds and things, as

			For	None	1900	0	0	0

may be necessary, incidental or ancillary to the
sale of the Property without further reference to
the Members of the Company, including finalising
the terms and conditions, methods and modes of
payment in respect thereof, and finalising and
executing necessary documents including,
agreements, deeds of assignment / conveyance
and such other documents as may be necessary
or expedient in its own discretion and in the best
interest of the Company including the power to
delegate, to give effect to this Resolution

HCL TECHNOLOGIES LTD
Security:	Y3121G147			Meeting Type:		Court Meeting
Ticker:				Meeting Date:		19-Jan-2013
ISIN	INE860A01027			Vote Deadline Date:		07-Jan-2013
Agenda	704222924	Management		Total Ballot Shares:		2300
Last Vote Date:	08-Jan-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION 1. THANK YOU.		None	None	Non Voting
2	For the purpose of considering and, if thought fit, approving, with or without modification(s), the Scheme of Arrangement of HCL Comnet Systems & Services Limited (HCLSS/Applicant Company-I) and HCL Technologies Limited (HCLT/Applicant Company-II) and their respective shareholders and creditors at such meeting and any adjournment/ adjournments thereof		For	None	2300	0	0	0
AXIS BANK LTD
Security:	Y0487S103			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		25-Jan-2013
ISIN	INE238A01026			Vote Deadline Date:		16-Jan-2013
Agenda	704220526	Management		Total Ballot Shares:		4000
Last Vote Date:	08-Jan-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Ordinary Resolution for alteration in capital clause of the memorandum of association (increase in authorised share capital)		For	None	4000	0	0	0
3	Special Resolution for alteration in article No. 3 (1) of the Articles of Association (increase in authorised share capital)		For	None	4000	0	0	0
4	Special Resolution for raising Tier I capital		For	None	4000	0	0	0
5	Special Resolution for increase in limit upto which the stock options can be granted under the Employee stock Option Scheme (ESOS) of the bank		For	None	4000	0	0	0
SUN PHARMACEUTICAL INDUSTRIES LTD
Security:	Y8523Y158			Meeting Type:		Court Meeting
Ticker:				Meeting Date:		25-Jan-2013
ISIN	INE044A01036			Vote Deadline Date:		15-Jan-2013
Agenda	704224170	Management		Total Ballot Shares:		4000
Last Vote Date:	08-Jan-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION "1". THANK YOU.		None	None	Non Voting
2	For the purpose of considering, and if thought fit, approving, with or without modification(s), the Scheme of Arrangement in the nature of Spin off and Transfer of the Domestic Formulation Undertaking of Sun Pharmaceutical Industries Limited, the Applicant Company into Sun Pharma Laboratories Limited, the Transferee Company, proposed to be made between Sun Pharmaceutical Industries Limited, Sun Pharma Laboratories Limited and their respective Shareholders		For	None	4000	0	0	0
HAVELLS INDIA LTD
Security:	Y3114H136			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		20-Mar-2013
ISIN	INE176B01026			Vote Deadline Date:		11-Mar-2013
Agenda	704276143	Management		Total Ballot Shares:		7000
Last Vote Date:	23-Feb-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Special Resolution pursuant to the provisions of SEBI (Employee stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 and the provisions of Section 81(1A) of the Companies Act, 1956 for approving a Havells Employees Stock Option Plan 2013		For	None	7000	0	0	0
BHARTI AIRTEL LTD
Security:	Y0885K108			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		25-Mar-2013
ISIN	INE397D01024			Vote Deadline Date:		14-Mar-2013
Agenda	704278729	Management		Total Ballot Shares:		2000
Last Vote Date:	25-Feb-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Ordinary resolution for appointment of Sunil Bharti Mittal as Executive Chairman of the Company w.e.f. February 01, 2013		For	None	2000	0	0	0
3	Ordinary resolution for appointment of Manoj Kohli as Managing Director of the Company for a period of 5 years w.e.f. February 01, 2013		For	None	2000	0	0	0
4	Special resolution for appointment of Gopal Vittal as Director of the Company, not liable to retire by rotation		For	None	2000	0	0	0
5	Ordinary resolution for appointment of Gopal Vittal as Joint Managing Director of the Company for a period of 5 years w.e.f. February 01, 2013		For	None	2000	0	0	0
CIPLA LTD, MUMBAI
Security:	Y1633P142			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		05-Apr-2013
ISIN	INE059A01026			Vote Deadline Date:		29-Mar-2013
Agenda	704310212	Management		Total Ballot Shares:		7000
Last Vote Date:	13-Mar-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Special Resolution for issuance of stock options to Mr. Subhanu Saxena, Chief Executive Officer		For	None	7000	0	0	0
HAVELLS INDIA LTD
Security:	Y3114H136			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		06-Apr-2013
ISIN	INE176B01026			Vote Deadline Date:		27-Mar-2013
Agenda	704318977	Management		Total Ballot Shares:		7000
Last Vote Date:	13-Mar-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Special Resolution for increasing the limit of shareholding by registered Foreign Institutional Investors ("FIIs") to 40% in the paid-up share capital of the Company pursuant to the provisions of Foreign Exchange Management Act, 1999, and the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000		For	None	7000	0	0	0
3	Special Resolution pursuant to section 17 of the Companies Act, 1956 for altering the 'Objects Clause' of the Memorandum of Association of the Company by adding a new Sub-clause i.e. Sub- clause 5. immediately after the existing Sub- clause 4. under Clause III (A) viz. "Main Objects" of the Memorandum of Association of the Company		For	None	7000	0	0	0
4	Special Resolution pursuant to Section 149(2A) of the Companies Act, 1956 for commencement and carrying out of all or any of the new business and activities as proposed in Sub-clause 5. covered under the Objects Clause III (A) of the Memorandum of Association of the Company		For	None	7000	0	0	0
GLAXOSMITHKLINE CONSUMER HEALTHCARE LTD
Security:	Y2710K105			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		09-Apr-2013
ISIN	INE264A01014			Vote Deadline Date:		27-Mar-2013
Agenda	704321049	Management		Total Ballot Shares:		1700
Last Vote Date:	14-Mar-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To consider and adopt the Audited Profit and Loss Account for the year ended December 31, 2012, the Balance Sheet as at that date together with the Reports of the Directors and Auditors		For	None	1700	0	0	0
2	To declare a Dividend on equity shares for the year ended December 31, 2012		For	None	1700	0	0	0
3	To appoint Auditors for the current year and to authorise the Board of Directors to fix their remuneration		For	None	1700	0	0	0
4	Resolved that subject to the approval of the members pursuant to Section 31 of the Companies Act, 1956, any other appropriate authority(ies) and subject to all other applicable provisions, if any, the Articles of Association of the Company be altered in the following manner: Article 96 of the Articles of Association be deleted and in its place the following new Article be substituted: "96. The number of Directors of the Company shall not be less than three nor more than ten		For	None	1700	0	0	0
5

Resolved that subject to the provisions of
Sections 198, 269, 309 and all other applicable
provisions, if any, of the Companies Act, 1956,
approval be and is hereby given for the re-
appointment of Mr. Ramakrishnan Subramanian
as a Whole time Director of the Company for a
period of three years with effect from 1 August
2012, on remuneration including perquisites and
other terms and conditions of the re-appointment
not exceeding the limits as enumerated as
specified; Resolved further that notwithstanding
anything hereinabove stated, where in any
financial year, during the tenure of Mr.
Ramakrishnan Subramanian as Wholetime
Director, the Company has no profits or its profits

			For	None	1700	0	0	0

are inadequate, it may pay him remuneration by
way of salary, perquisites and any other
allowances not exceeding the maximum limits as
prescribed under Para I of Section II of Part II of
Schedule XIII to the Companies Act, 1956 or
within such ceilings as may be prescribed under
Schedule XIII from time to time or the Companies
Act, 1956 and as may be amended from time to
time." Resolved further that Mr. Ramakrishnan
Subramanian shall also be eligible to the following
which shall not be included in the computation of
the ceiling on remuneration hereinabove stated: i.
Contribution to Provident Fund, Superannuation
Fund or any other applicable retirement scheme
in accordance with the Company's Rules. ii.
Gratuity, in accordance with the Company's
Rules, i.e. a maximum of Rs. 10 Lacs or such
other sum as may be prescribed in the Payment
of Gratuity Act, 1972 from time to time, and iii.
Any other retirement benefits in accordance with
the Company's Rules." "Resolved further that all
the salary, allowances and perquisites payable to
Mr. Ramakrishnan Subramanian shall be subject
to Income Tax Act and Rules as applicable from
time to time." "Resolved further that the
appointment of Mr. Ramakrishnan Subramanian
as Wholetime Director of the Company can be
terminated by either side by giving to the other
three months notice in writing or basic salary in
lieu thereof." "Resolved further that the Board of
Directors has the liberty to fix, alter and vary such
remuneration within the limits specified

6	To appoint Directors in accordance with the provisions of Section 265 of the Companies Act, 1956 and Article 97 of the Articles of Association of the Company by poll. Note: Notices under Section 257 of the Companies Act, 1956 have been received from some members proposing the candidature of Mr. Kunal Kashyap, Mr. P Dwarakanath, Mr. Naresh Dayal, Mr. Mukesh H Butani, Mr. Jaiboy John Phillips, Mr. Ramakrishnan Subramanian and Mr. Subodh Bhargava for appointment as Directors of the Company		For	None	1700	0	0	0
7

Resolved that subject to the provisions of
Sections 198, 269, 309 and all other applicable
provisions, if any, of the Companies Act, 1956,
approval be and is hereby given for the
appointment of Mr. Jaiboy John Phillips as the
Wholetime Director of the Company, with effect
from April 9, 2013 up to the Annual General
Meeting to be held in 2016, on remuneration
including perquisites and other terms and
conditions of the appointment not exceeding the
limits as enumerated as specified; Resolved
further that notwithstanding anything hereinabove
stated, where in any financial year, during the
tenure of Mr. Jaiboy John Phillips as Wholetime
Director, the Company has no profits or its profits
are inadequate, it may pay him remuneration by
way of salary, perquisites and any other
allowances not exceeding the maximum limits as
prescribed under Para I of Section II of Part II of
Schedule XIII to the Companies Act, 1956 or
within such ceilings as may be prescribed under
Schedule XIII from time to time or the Companies
Act, 1956 and as may be amended from time to
time." Resolved further that Mr. Jaiboy John
Phillips shall also be eligible to the following which
shall not be included in the computation of the
ceiling on remuneration hereinabove stated: i.
Contribution to Provident Fund, Superannuation
Fund or any other applicable retirement scheme
in accordance with the Company's Rules. ii.
Gratuity, as per Payment of Gratuity Act, 1972 i.e.
a maximum of Rs. 10 Lacs, or such other sum as
may be prescribed in the said Act from time to
time. iii. Any other retirement/post retirement
benefits in accordance with the Company's
Rules." "Resolved further that all the salary,
allowances and perquisites payable to Mr. Jaiboy
John Phillips shall be subject to Income Tax Act
and Rules as applicable from time to time."
"Resolved further that the appointment of Mr.
Jaiboy John Phillips as Wholetime Director of the
Company can be terminated by either side by
giving to the other three months notice in writing
or basic salary in lieu thereof." "Resolved further
that the Board of Directors has the liberty to fix,
alter and vary such remuneration within the limits
specified

			For	None	1700	0	0	0
8

Resolved that subject to the provisions of
Sections 198, 269, 309 and all other applicable
provisions, if any, of the Companies Act, 1956,
approval be and is hereby given for the
appointment of Mr. Ramakrishnan Subramanian
as a Whole time Director of the Company, with
effect from April 9, 2013 up to the Annual General
Meeting to be held in 2016, on remuneration
including perquisites and other terms and
conditions of the appointment not exceeding the
limits as enumerated as specified; Resolved
further that notwithstanding anything hereinabove
stated, where in any financial year, during the
tenure of Mr. Ramakrishnan Subramanian as
Wholetime Director, the Company has no profits
or its profits are inadequate, it may pay him
remuneration by way of salary, perquisites and
any other allowances not exceeding the maximum
limits as prescribed under Para I of Section II of
Part II of Schedule XIII to the Companies Act,
1956 or within such ceilings as may be prescribed
under Schedule XIII from time to time or the
Companies Act, 1956 and as may be amended
from time to time." "Resolved further that Mr.
Ramakrishnan Subramanian shall also be eligible
to the following which shall not be included in the
computation of the ceiling on remuneration
hereinabove stated: i. Contribution to Provident
Fund, Superannuation Fund or any other
applicable retirement scheme in accordance with
the Company's Rules. ii. Gratuity, in accordance
with the Company's Rules, i.e. a maximum of Rs.
10 Lacs or such other sum as may be prescribed
in the Payment of Gratuity Act, 1972 from time to
time, and iii. Any other retirement/post retirement
benefits in accordance with the Company's
Rules." "Resolved further that all the salary,
allowances and perquisites payable to Mr.
Ramakrishnan Subramanian shall be subject to
Income Tax Act and Rules as applicable from
time to time." "Resolved further that the

			For	None	1700	0	0	0

appointment of Mr. Ramakrishnan Subramanian
as Wholetime Director of the Company can be
terminated by either side by giving to the other
three months notice in writing or basic salary in
lieu thereof." "Resolved further that the Board of
Directors has the liberty to fix, alter and vary such
remuneration within the limits specified

9

Resolved that subject to the provisions of
Sections 198, 269, 309 and all other applicable
provisions, if any, of the Companies Act, 1956,
approval be and is hereby given for the re-
appointment of Mr. Zubair Ahmed as Managing
Director of the Company for a period of 4 years
i.e. from June 1, 2013 to May 31, 2017, on
remuneration including perquisites and other
terms and conditions of the appointment not
exceeding the limits as enumerated as specified;
Resolved further that notwithstanding anything
hereinabove stated, where in any financial year,
during the tenure of Mr. Zubair Ahmed as
Managing Director, the Company has no profits or
its profits are inadequate, it may pay him
remuneration by way of salary, perquisites and
any other allowances not exceeding the maximum
limits as prescribed under Para I of Section II of
Part II of Schedule XIII to the Companies Act,
1956 or within such ceilings as may be prescribed
under Schedule XIII from time to time or the
Companies Act, 1956 and as may be amended
from time to time." Resolved further that Mr.
Zubair Ahmed shall also be eligible to the
following which shall not be included in the
computation of the ceiling on remuneration
hereinabove stated: i. Contribution to Provident
Fund, Superannuation Fund or any other
applicable retirement scheme in accordance with
the Company's Rules. ii. Gratuity, as per Payment
of Gratuity Act, 1972 i.e. a maximum of Rs. 10
Lacs, or such other sum as may be prescribed in
the said Act from time to time. iii. Any other
retirement/post retirement benefits in accordance
with the Company's Rules. "Resolved further that
all the salary, allowances and perquisites payable
to Mr. Zubair Ahmed shall be subject to Income
Tax Act and Rules as applicable from time to
time." "Resolved further that the appointment of

			For	None	1700	0	0	0

Mr. Zubair Ahmed as Managing Director of the
Company can be terminated by either side by
giving to the other three months notice in writing
or basic salary in lieu thereof." "Resolved further
that the Board of Directors has the liberty to fix,
alter and vary such remuneration within the limits
specified

NESTLE INDIA LTD
Security:	Y6268T111			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		08-May-2013
ISIN	INE239A01016			Vote Deadline Date:		25-Apr-2013
Agenda	704410012	Management		Total Ballot Shares:		350
Last Vote Date:	16-Apr-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the audited Balance Sheet as at 31st December, 2012 and the Profit and Loss Statement for the year ended on that date together with the Reports of the Directors and Auditors thereon		For	None	350	0	0	0
2	To confirm the three interim dividends, aggregating to Rs. 48.50 per equity share, for the year ended 31st December, 2012		For	None	350	0	0	0
3	To appoint a director in place of Dr. (Mrs.) Swati A. Piramal, who retires by rotation and being eligible, offers herself for re-appointment		For	None	350	0	0	0
4	To appoint M/s A.F. Ferguson & Co., Chartered Accountants (ICAI Registration No.112066W) as statutory auditors of the Company and fix their remuneration		For	None	350	0	0	0
5

Resolved that Mr. Aristides Protonotarios, who
was appointed as an Additional Director of the
Company by the Board of Directors with effect
from 1st April, 2013, in terms of Section 260 of the
Companies Act, 1956 ("the Act") and Article 127
of the Articles of Association of the Company and
whose term of office expires at this Annual
General Meeting and in respect of whom the
Company has received notice in writing from a
member under Section 257 of the Act, proposing
his candidature for the office of Director, be and is
hereby appointed as a Director of the Company
and the period of his office shall be liable to
determination by retirement of directors by
rotation

			For	None	350	0	0	0
6

Resolved that pursuant to the provisions of
Section 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification(s) or re-
enactment thereof, for the time being in force)
read with Schedule XIII to the Companies Act,
1956, as amended, and subject to the requisite
approval of the Central Government, the
Company hereby accords its approval to the
appointment of Mr. Aristides Protonotarios as the
Whole-Time Director, designated as "Director-
Technical" for a period of five years with effect
from 1st April, 2013 on the terms and conditions
of appointment and remuneration as contained in
the draft Agreement, a copy whereof initialed by
the Chairman for the purpose of identification is
tabled before the meeting, and the Board of
Directors be and is hereby authorised to CONTD

			For	None	350	0	0	0
7

CONTD alter and vary such terms of appointment and
remuneration so as not to exceed the limits specified in
Schedule XIII to the Companies Act, 1956 or any statutory
modifications thereof, as may be agreed to by the Board of
Directors and Mr. Aristides Protonotarios.

			None	None	Non Voting
COLGATE-PALMOLIVE (INDIA) LTD, MUMBAI
Security:	Y1673X104			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		13-May-2013
ISIN	INE259A01022			Vote Deadline Date:		06-May-2013
Agenda	704421976	Management		Total Ballot Shares:		1900
Last Vote Date:	16-Apr-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Ordinary Resolution under Section 293(1)(a) of the Companies Act, 1956 authorising the Board of Directors of the Company to sell and transfer the Company's Global Shared Services Organisation Division, along with all employees as well as assets and liabilities including all licenses, permits, consents and approvals as a going concern and by way of a slump sale to Colgate Global Business Services Private Limited, a 100% subsidiary of its ultimate holding company, Colgate-Palmolive Company, U.S.A.		For	None	1900	0	0	0
WIPRO LTD
Security:	Y96659142			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		29-May-2013
ISIN	INE075A01022			Vote Deadline Date:		20-May-2013
Agenda	704500164	Management		Total Ballot Shares:		12000
Last Vote Date:	13-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 196987 DUE TO CHANGE IN RECORD
DATE FROM 18 APR 2013 TO 19 APR 2013. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.

			None	None	Non Voting
2

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
3	Approval of Wipro Equity Reward Trust Employee Stock Purchase Plan 2013 ("WERT ESPS 2013")		For	None	12000	0	0	0
ECLERX SERVICES LTD
Security:	Y22385101			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		31-May-2013
ISIN	INE738I01010			Vote Deadline Date:		22-May-2013
Agenda	704480704	Management		Total Ballot Shares:		1600
Last Vote Date:	06-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2

Resolved that pursuant to Section(s) 77A, 77AA,
77B and all other applicable provisions, if any, of
the Companies Act, 1956, and the provisions of
the Securities Exchange Board of India (Buy-Back
of Securities) Regulations, 1998 ("the buy-back
regulations") including any statutory
modification(s) or re-enactment(s) thereof for the
time being in force, and subject to all requisite
approvals, permissions and sanctions and subject
to such conditions as may be prescribed by any of
the concerned authorities while granting such
approvals, permissions, sanctions, which may be
agreed to by the Board of Directors of the
Company and/or a duly authorised Committee
thereof for the time being exercising the powers
conferred by the Board of Directors (hereinafter
referred to as "the Board"), the consent of the
Company be and is hereby accorded for
amending Article 24 of the Articles of Association
of the Company in the following manner, so that
the extant Article 24 be replaced as follows: "24.
The Company and/or the Board of Directors shall
have power, subject to and in accordance with
Sections 77A, 77AA, 77B and other applicable
provisions of the Companies Act, 1956 or the
corresponding provisions, rules, regulations and
guidelines prescribed by the Government of India,

			For	None	1600	0	0	0

the Securities and Exchange Board of India or
any other authority, to purchase any of its own
fully paid up securities or other specified
securities whether or not they are redeemable
and may make a payment out of its free reserves
or securities premium account of the Company or
proceeds of any shares or other specified
securities, provided that no buy back of any kind
of shares or other specified securities shall be
made out of the proceeds of an earlier issue of
the same kind of shares or same kind of other
specified securities or from such other sources as
may be permitted by law on such terms,
conditions and in such manner as may be
prescribed by the law from time to time in respect
of such purchase." Resolved further that Mr. V K
Mundhra, Chairman, Mr. P D Mundhra, Executive
Director, Mr Rohitash Gupta, Chief Financial
Officer and Mr. Gaurav Tongia, Company
Secretary be and are hereby severally authorised
to do all such acts, deeds and things as may be
required to give effect to the above resolution(s)

TATA CONSULTANCY SERVICES LTD
Security:	Y85279100			Meeting Type:		Court Meeting
Ticker:				Meeting Date:		31-May-2013
ISIN	INE467B01029			Vote Deadline Date:		23-May-2013
Agenda	704484740	Management		Total Ballot Shares:		4000
Last Vote Date:	07-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION "1". THANK YOU.		None	None	Non Voting
2	For the purpose of considering and, if thought fit, approving, with or without modification(s), the arrangement embodied in the proposed Composite Scheme of Arrangement between Tata Consultancy Services Limited and TCS e-Serve Limited and TCS e-Serve International Limited and their respective shareholders at such meeting and any adjournment/adjournments thereof		For	None	4000	0	0	0
BHARTI AIRTEL LTD
Security:	Y0885K108			Meeting Type:		ExtraOrdinary General Meeting
Ticker:				Meeting Date:		05-Jun-2013
ISIN	INE397D01024			Vote Deadline Date:		24-May-2013
Agenda	704498282	Management		Total Ballot Shares:		2000
Last Vote Date:	13-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU		None	None	Non Voting
2	Preferential allotment of equity shares		For	None	2000	0	0	0
3	Amendment in Articles of Association of the Company: Articles 175 and 175.1 to 175.10		For	None	2000	0	0	0
RELIANCE INDUSTRIES LTD, MUMBAI
Security:	Y72596102			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		06-Jun-2013
ISIN	INE002A01018			Vote Deadline Date:		29-May-2013
Agenda	704505974	Management		Total Ballot Shares:		3500
Last Vote Date:	20-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 188416 DUE TO RECEIPT OF DIRECTOR
NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.

			None	None	Non Voting
2	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS. THANK YOU.		None	None	Non Voting
3	Adoption of Accounts, Reports of the Board of Directors and Auditors		For	None	3500	0	0	0
4	Declaration of Dividend on Equity Shares: Rs. 9.00 per fully paid equity share		For	None	3500	0	0	0
5	Re-appointment of the following Director retiring by rotation: Shri Mahesh P. Modi		For	None	3500	0	0	0
6	Re-appointment of the following Director retiring by rotation: Dr. Dharam Vir Kapur		For	None	3500	0	0	0
7	Re-appointment of the following Director retiring by rotation: Dr. Raghunath A. Mashelkar		For	None	3500	0	0	0
8	Re-appointment of the following Director retiring by rotation: Shri Pawan Kumar Kapil		For	None	3500	0	0	0
9	Resolved that M/s. Chaturvedi & Shah, Chartered Accountants (Registration No. 101720W), M/s. Deloitte Haskins & Sells, Chartered Accountants (Registration No. 117366W) and M/s. Rajendra & Co., Chartered Accountants (Registration No. 108355 W), be and are hereby appointed as Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors		For	None	3500	0	0	0
10

Resolved that pursuant to the provisions of
Sections 309, 310 and other applicable
provisions, if any, of the Companies Act, 1956,
the Non-Executive Directors of the Company (i.e.
Directors other than the Managing Director and
Whole-time Directors) be paid, by way of an
annual payment, in addition to the sitting fees for
attending the meetings of the Board of Directors
or Committees thereof, a commission as the
Board of Directors may from time to time
determine, not exceeding INR 5 (five) crore per
annum in the aggregate, for a period of 5 (five)
years from the financial year ending March 31,
2013

			For	None	3500	0	0	0
EMAMI LTD
Security:	Y22891132			Meeting Type:		Other Meeting
Ticker:				Meeting Date:		14-Jun-2013
ISIN	INE548C01032			Vote Deadline Date:		05-Jun-2013
Agenda	704512361	Management		Total Ballot Shares:		5900
Last Vote Date:	17-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1

PLEASE NOTE THAT THIS IS A POSTAL MEETING
ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
BEING HELD FOR THIS COMPANY. THEREFORE,
MEETING ATTENDANCE REQUESTS ARE NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
MUST RETURN YOUR INSTRUCTIONS BY THE
INDICATED CUTOFF DATE. PLEASE ALSO NOTE THAT
ABSTAIN IS NOT A VALID VOTE OPTION AT POSTAL
BALLOT MEETINGS. THANK YOU.

			None	None	Non Voting
2	Ordinary Resolution seeking consent of Shareholder(s) for appointment of Shri R.S. Goenka as Whole Time Director		For	None	5900	0	0	0
3	Ordinary Resolution for Increase of Authorized Share Capital from Rs 20 Crore to Rs 25 Crore		For	None	5900	0	0	0
4	Special Resolution for Issue of Bonus, Shares in the ratio of 1: 2 by capitalisation of Securities Premium Account and / or any other Reserves being eligible for the purpose		For	None	5900	0	0	0
5	Special Resolution under Section 17 of the Companies Act, 1956 for alteration of Ancillary Objects Clause of Memorandum of Association		For	None	5900	0	0	0
6	Special Resolution under Section 309 (4) of the Companies Act, 1956 for payment of Commission to Non-Executive Directors		For	None	5900	0	0	0
7	Special Resolution for payment of Service Tax on Sitting Fee to Non-Executive Directors		For	None	5900	0	0	0
ALLAHABAD BANK
Security:	Y0031K101			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		17-Jun-2013
ISIN	INE428A01015			Vote Deadline Date:		03-Jun-2013
Agenda	704534696	Management		Total Ballot Shares:		15000
Last Vote Date:	29-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To discuss, approve and adopt the Balance Sheet, Profit & Loss Account of the Bank as at and for the year ended 31st March, 2013, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors' Report on the Balance Sheet and Accounts		For	None	15000	0	0	0
2	To declare Dividend on Equity Shares		For	None	15000	0	0	0
ASIAN PAINTS LTD
Security:	Y03637116			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		24-Jun-2013
ISIN	INE021A01018			Vote Deadline Date:		14-Jun-2013
Agenda	704562986	Management		Total Ballot Shares:		1700
Last Vote Date:	31-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the annual accounts for the year ended 31st March, 2013 together with the Reports of the Board of Directors and Auditors' thereon		For	None	1700	0	0	0
2	To consider and declare payment of final dividend and confirm the interim dividend of INR 9.50 (Rupees nine and paise fifty only) per Equity Share, declared and paid during the financial year ended 31st March, 2013		For	None	1700	0	0	0
3	To appoint a Director in place of Mr. Mahendra Choksi, who retires by rotation and being eligible, offers himself for reappointment		For	None	1700	0	0	0
4	Resolved that Ms. Tarjani Vakil, a Director liable to retire by rotation does not wish to seek re- appointment and is therefore not re-appointed as a Director of the Company. Resolved further that the vacancy on the Board of Directors of the Company so created be not filled		For	None	1700	0	0	0
5	To appoint a Director in place of Mr. Mahendra Shah, who retires by rotation and being eligible, offers himself for reappointment		For	None	1700	0	0	0
6	To appoint a Director in place of Mr. S. Ramadorai, who retires by rotation and being eligible, offers himself for reappointment		For	None	1700	0	0	0
7	Resolved that M/s. Shah & Co, Chartered Accountants (Registration Number 109430W) and M/s. B S R & Associates, Chartered Accountants (Registration Number 116231W), be and are hereby appointed as Joint Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors		For	None	1700	0	0	0
8	Resolved that Mr. M.K. Sharma who was appointed as an Additional Director by the Board of Directors of the Company on 25th October, 2012, pursuant to the provisions of Section 260 of the Companies Act, 1956 (hereinafter referred to as the "Act") and Article 118 of the Articles of Association of the Company, in respect of whom the Company has received notice under Section 257 of the Act and who is eligible for appointment as a Director of the Company, be and is hereby appointed as a Director on the Board of Directors of the Company		For	None	1700	0	0	0
9

Resolved that pursuant to the provisions of
Section 314 and other applicable provisions, if
any, of the Companies Act, 1956 read with
Director's Relatives (Office or Place of Profit)
Rules, 2011 and such rules and regulations
thereunder, or any statutory modification(s) or any
amendment or substitution or re-enactment
thereof, and subject to the approval of the Central
Government, consent of the Company be and is
hereby accorded to the revision of the
remuneration payable to Mr. Jalaj Dani (a relative
of Company's Directors, Mr. Ashwin Dani and
Mrs. Ina Dani) holding an office or place of profit
in the Company as President - HR, International &
Chemicals, at a monthly basic salary of INR
7,76,123 (Rupees Seven Lacs Seventy Six
Thousand One Hundred and Twenty Three only)
and other allowances, perquisites, benefits, and
other CONTD

			For	None	1700	0	0	0
10

CONTD amenities, as applicable to the Company's
President in the same grade with effect from 1st April, 2013 or such other date as may be approved by the Central
Government. resolved further that the Board be and is
hereby authorised to make and submit applications to the
Central Government or any other statutory authorities as
may be required, settle any question, difficulty or doubt, that may arise in giving effect to this resolution, do all such acts, deeds, matters and things and sign and execute all
documents or writings as may be necessary, proper or
expedient for the purpose of giving effect to this resolution and for matters concerned therewith or incidental thereto

			None	None	Non Voting
11

Resolved that pursuant to the provisions of
Section 314 and other applicable provisions, if
any, of the Companies Act, 1956 read with
Director's Relatives (Office or Place of Profit)
Rules, 2011 and such rules and regulations
thereunder, or any statutory modification(s) or any
amendment or substitution or re-enactment
thereof, and subject to the approval of the Central
Government, consent of the Company be and is
hereby accorded to the revision of the
remuneration payable to Mr. Manish Choksi (a
relative of Company's Directors, Mr. Ashwin
Choksi and Mr. Mahendra Choksi) holding an
office or place of profit in the Company as
President - Home Improvement, IT & Supply
Chain, at a monthly basic salary of INR 8,85,165
(Rupees Eight Lacs Eighty Five Thousand One
Hundred and Sixty Five only) and other
allowances, perquisites, CONTD

			For	None	1700	0	0	0
12

CONTD benefits, and other amenities, as applicable to the
Company's President in the same grade with effect from 1st
April, 2013 or such other date as may be approved by the
Central Government. resolved further that the Board be and
is hereby authorised to make and submit applications to the
Central Government or any other statutory authorities as
may be required, settle any question, difficulty or doubt, that may arise in giving effect to this resolution, do all such acts, deeds, matters and things and sign and execute all
documents or writings as may be necessary, proper or
expedient for the purpose of giving effect to this resolution and for matters concerned therewith or incidental thereto

			None	None	Non Voting
13	Resolved that pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 read with Director's Relatives (Office or Place of Profit) Rules, 2011 and such rules and regulations thereunder, or any statutory modification(s) or any amendment or substitution or re-enactment thereof, consent of the Company be and is hereby accorded to the appointment of Mr. Vivek Vakil (a relative of Company's Directors, Mr. Abhay Vakil and Mr. Amar Vakil) to hold and continue to hold		For	None	1700	0	0	0

an office or place of profit in the Company as an
Executive in the Corporate Finance Department at
a monthly basic salary of INR 16,000 (Rupees
Sixteen Thousand only) and other allowances,
perquisites, benefits, and other amenities, as may
be applicable to the Company's Executives in the
same grade with effect from CONTD

14

CONTD 1st November, 2012. resolved further that the
Board be and is hereby authorised to do all such acts,
deeds, matters and things and sign and execute all
documents or writings as may be necessary, proper or
expedient for the purpose of giving effect to this resolution and for matters concerned therewith or incidental thereto

			None	None	Non Voting
15

Resolved that pursuant to provisions of Section
94 and other provisions, if any, of the Companies
Act, 1956, or any statutory modification(s),
amendment or re-enactment thereof and Article 9
of the Articles of Association of the Company and
subject to such approvals, permissions, and
sanctions, if any, as may be necessary from any
concerned authorities, each Equity Share of the
Company having a nominal face value of INR 10
(Rupees Ten only) each fully paid-up, be sub-
divided into 10 (Ten) Equity Shares of the nominal
face value of INR 1 (Rupee One only) each fully
paid-up and the relevant capital clauses in the
Memorandum and Articles of Association of the
Company be and is hereby accordingly altered.
Resolved Further That upon sub-division of the
Equity Shares of the Company as aforesaid, the
existing Share Certificate(s) in CONTD

			For	None	1700	0	0	0
16

CONTD relation to the existing Equity Shares of INR 10
(Rupees Ten only) each held in physical form shall be
deemed to have been automatically cancelled and be of no
effect on and from the record date and the Company may,
without requiring the surrender of the existing Share
Certificate(s), directly issue and despatch the new Share
Certificate(s) of the Company, in lieu of such existing Share
Certificate(s) subject to the provisions laid down in the
Companies (Issue of Share Certificates) Rules, 1960 and
the Articles of Association of the Company and in the case
of shares held in dematerialized form, the number of sub-
divided Equity Shares be credited to the respective
beneficiary accounts of the Shareholders with the
Depository Participants, in lieu of the existing credits
representing the Equity Shares of the Company CONTD

			None	None	Non Voting
17

CONTD before sub-division. resolved further that the Board
of Directors of the Company ("the Board", which expression
shall also include a Committee thereof) be and is hereby
authorised to fix a record date, take such steps as may be
necessary for obtaining approvals, statutory, contractual or otherwise, in relation to the above and to settle all matters arising out of and incidental thereto, and to execute all
deeds, applications, documents and writings that may be
required, on behalf of the Company and generally to do all
such acts, deeds, matters and things and to give, from time
to time, such directions as may be necessary, proper,
expedient or incidental for the purpose of giving effect to
this resolution. Resolved Further That the Board be and is
hereby authorised to delegate all or any of its powers to
CONTD

			None	None	Non Voting
18	CONTD Shareholder's Committee or any other Committee of Directors of the Company as it may deem appropriate in this regard		None	None	Non Voting
19

Resolved that on the resolution for sub-division of
the nominal face value of Equity Shares being
duly passed and becoming effective as stated in
the resolution as set out at Item No. 12 of this
Notice convening the 67th Annual General
Meeting and in accordance with provisions
contained in Section 16 and other provisions, if
any, of the Companies Act, 1956, or any statutory
modification(s), amendment or re-enactment
thereof, the existing Clause V of the
Memorandum of Association of the Company be
and is hereby amended by deletion of the existing
Clause V and by substitution thereof by the
following clause: "V. The Authorised Share
Capital of the Company is INR 1,00,00,00,000
(Rupees One Hundred Crores only) divided into
99,50,00,000 (Ninety Nine Crores Fifty Lacs only)
Equity Shares of INR 1 (Rupee One) each and
50,000 (Fifty CONTD

			For	None	1700	0	0	0
20

CONTD Thousand) 11% Redeemable Cumulative
Preference Shares of INR 100 (Rupees Hundred only)
each, with power to increase or reduce or modify the said
capital and to divide the Share for the time being of the
Company into several classes and attach thereto
preferential, deferred, qualified or special rights or
conditions, as may be determined by or in accordance with
the Articles of Association of the Company and to vary,
modify or abrogate any such rights, privileges or conditions in such manner as may for the time being be provided for by
the Articles of Association of the Company

			None	None	Non Voting
21

Resolved that on the resolution for sub-division of
the nominal face value of Equity Shares being
duly passed and becoming effective as stated in
the resolution as set out at Item No. 12 of this
Notice convening the 67th Annual General
Meeting and pursuant to provisions contained in
Section 31 and all other provisions, if any, of the
Companies Act, 1956, or any statutory
modification(s), amendment or re-enactment
thereof, the existing Clause 3 of the Articles of
Association of the Company be and is hereby
amended by deletion of the existing Clause 3 and
by substitution therefore by the following clause:
"3. The Authorised Share Capital of the Company
is INR 1,00,00,00,000 (Rupees One Hundred
Crores only) divided into 99,50,00,000 (Ninety
Nine Crores Fifty Lacs Only) Equity Shares of INR
1 (Rupee One) each and 50,000 (Fifty CONTD

			For	None	1700	0	0	0
22

CONTD Thousand) 11% Redeemable Cumulative
Preference Shares of INR 100 (Rupees Hundred only)
each, with power to increase or reduce or modify the said
capital and to divide the shares for the time being of the
Company into several classes and attach thereto
preferential, deferred, qualified, or special rights or
conditions, as may be determined by or in accordance with
the Articles of Association of the Company and to vary,
modify, or abrogate any such rights, privileges or conditions in such manner as may be for the time being provided for by
the Articles of Association of the Company. The Company
shall be entitled to dematerialise its existing shares,
rematerialise its shares held in depositories and / or to offer its fresh shares in a dematerialised form pursuant to the
Depositories Act, 1996 and the rules framed CONTD

			None	None	Non Voting
23	CONTD thereunder, if any		None	None	Non Voting
ICICI BANK LTD, VADODARA
Security:	Y38575109			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		24-Jun-2013
ISIN	INE090A01013			Vote Deadline Date:		12-Jun-2013
Agenda	704531222	Management		Total Ballot Shares:		5000
Last Vote Date:	24-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the audited Profit and Loss Account for the financial year ended March 31, 2013 and Balance Sheet as at that date together with the Reports of the Directors and the Auditors		For	None	5000	0	0	0
2	To declare dividend on preference shares		For	None	5000	0	0	0
3	To declare dividend on equity shares		For	None	5000	0	0	0
4	To appoint a director in place of Mr. K. V. Kamath, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	5000	0	0	0
5	To appoint a director in place of Dr. Tushaar Shah, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	5000	0	0	0
6	To appoint a director in place of Mr. Rajiv Sabharwal, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	5000	0	0	0
7

Resolved that pursuant to the provisions of
Sections 224, 225 and other applicable
provisions, if any, of the Companies Act, 1956,
the Banking Regulation Act, 1949 and subject to
approval of Reserve Bank of India, S. R. Batliboi
& Co. Limited Liability Partnership, Chartered
Accountants (registration No. 301003E), formerly
known as S. R. Batliboi & Co, Chartered
Accountants be appointed as statutory auditors of
the Company, to hold office from the conclusion of
this Meeting until the conclusion of the next
Annual General Meeting of the Company, on a
remuneration (including terms of payment) to be
fixed by the Board of Directors of the Company,
based on the recommendation of the Audit
Committee, plus service tax and such other
tax(es), as may be applicable, and reimbursement
of all out-of-pocket expenses in connection
CONTD

			For	None	5000	0	0	0
8	CONTD with the audit of the accounts of the Company for the year ending March 31, 2014		None	None	Non Voting
9

Resolved that pursuant to the provisions of
Section 228 and other applicable provisions, if
any, of the Companies Act, 1956, the Banking
Regulation Act, 1949 and subject to such
regulatory approvals and consents as may be
required, the Board of Directors of the Company
be and is hereby authorised to appoint branch
auditors, as and when required, in consultation
with the statutory auditors, to audit the accounts in
respect of the Company's branches/offices in
India and abroad and to fix their terms and
conditions of appointment and remuneration,
based on the recommendation of the Audit
Committee, plus service tax and such other
tax(es), as may be applicable, and reimbursement
of all out-of-pocket expenses in connection with
the audit of the accounts of the branches/offices
in India and abroad for the year ending March 31,
2014

			For	None	5000	0	0	0
10	Resolved that Mr. Dileep Choksi in respect of whom the Company has received a notice in writing along with deposit of INR 500, from a Member proposing him as a candidate for the office of director under the provisions of Section 257 of the Companies Act, 1956, and who is eligible for appointment to the office of director, be and is hereby appointed as a Director of the Company		For	None	5000	0	0	0
11	Resolved that Mr. K. V. Kamath in respect of whom the Company has received a notice in writing along with deposit of INR 500, from a Member proposing him as a candidate for the office of director under the provisions of Section 257 of the Companies Act, 1956, and who is eligible for appointment to the office of director, be appointed as a Director of the Company on conclusion of his term on April 30, 2014. Resolved Further that pursuant to the provisions of the Companies Act, 1956, the Banking Regulation Act, 1949, Articles of Association of the		For	None	5000	0	0	0

Company and subject to the approval of Reserve
Bank of     India and approvals of such other
authorities to the extent required and     subject to
such terms and conditions as may be prescribed
while granting such approvals, Mr. K. V. Kamath,
be re-appointed as non-executive Chairman of the
CONTD

12

CONTD Company for a period of five years, effective May
1, 2014 upto April 30, 2019 and be paid a remuneration of
upto INR 5,000,000 per annum. He will also be entitled to
payment of sitting fees, maintaining of a Chairman's office
at the Bank's expense, bearing of expenses by the Bank for
travel on official    visits and participation in various forums
(both in India and abroad) as     Chairman of the Bank and
bearing of travel/halting/other expenses &     allowances by
the Bank for attending to his duties as Chairman of the
Bank    Resolved Further that the board be and is hereby
authorised to do all such    acts, deeds and things and to
execute any document or instruction etc. as may be
required to give effect to this Resolution

			None	None	Non Voting
13

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
Ms. Chanda Kochhar, Managing Director & CEO,
be paid the following revised remuneration
effective April 1, 2013:as specified; Resolved
further that Ms. Chanda Kochhar in respect of
whom the Company has received a notice in
writing along with deposit of INR 500, from a
Member proposing her as a candidate for the
office of director under the provisions of Section
257 of the Companies Act, 1956, and who is
eligible for appointment to the office of director, be
appointed as a Director of the Company on
conclusion of her term on March 31, 2014.
Resolved further that subject to the applicable
provisions CONTD

			For	None	5000	0	0	0
14

CONTD of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the Articles of
Association of the Company, and subject to the approval of
Reserve Bank of India, Ms. Chanda Kochhar, be re-
appointed as the Managing Director & CEO of the
Company, effective April 1, 2014 upto March 31, 2019.
Resolved further that the Board or any Committee thereof,
be and is hereby authorised to decide the remuneration

			None	None	Non Voting

(salary, perquisites and bonus) payable to Ms. Chanda
Kochhar and her designation during her tenure as a
Managing Director & CEO of the Company, within the terms
mentioned above, subject to the approval of Reserve Bank
of India where applicable, from time to time. Resolved
further that in the event of absence or inadequacy of net
profit in any financial year, the remuneration payable to Ms.
Chanda CONTD

15

CONTD Kochhar shall be governed by Section II of Part II
of Schedule XIII of the Companies Act, 1956, or any
modification(s) thereto. Resolved further that Ms. Chanda
Kochhar shall not be subject to retirement by rotation during her tenure as the Managing Director & CEO. Resolved
further that the Board be and is hereby authorised to do all such acts, deeds and things and to execute any document
or instruction etc. as may be required to give effect to this
Resolution

			None	None	Non Voting
16

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
Mr. N. S. Kannan, Executive Director & Chief
Financial Officer, be paid the following revised
remuneration effective April 1, 2013: as specified:
Resolved further that Mr. N. S. Kannan in respect
of whom the Company has received a notice in
writing along with deposit of INR  500, from a
Member proposing him as a candidate for the
office of director under the provisions of Section
257 of the Companies Act, 1956, and who is
eligible for appointment to the office of director, be
appointed as a Director of the Company on
conclusion of his term on April 30, 2014. Resolved
further that subject to the CONTD

			For	None	5000	0	0	0
17

CONTD applicable provisions of the Companies Act, 1956,
the Banking Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and subject to the
approval of Reserve Bank of India, Mr. N. S. Kannan, be re-
appointed as a wholetime Director (designated as Executive
Director & Chief Financial Officer) of the Company, effective
May 1, 2014 upto April 30, 2019. Resolved further that in
the event of absence or inadequacy of net profit in any

			None	None	Non Voting

financial year, the remuneration payable to Mr. N. S.
Kannan shall be governed by Section II of Part II of
Schedule XIII of the Companies Act, 1956, or any
modification(s) thereto. Resolved further that Mr. N. S.
Kannan shall not be subject to retirement by rotation during his tenure as wholetime Director. However, in order to
comply with the provisions of the CONTD

18

CONTD Articles of Association of the Company and the
Companies Act, 1956, he shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors
exceed one-third of the total number of Directors. If he is re-
appointed as Director immediately on retirement by rotation, he shall continue to hold office of wholetime Director and
the retirement by rotation and re-appointment shall not be
deemed to constitute a break in his appointment as
wholetime Director. Resolved further that the Board or any
Committee thereof, be and is hereby authorised to decide
the remuneration (salary, perquisites and bonus) payable to
Mr. N. S. Kannan and his designation during his tenure as a
wholetime Director of the Company, within the terms
mentioned above, subject to the approval of Reserve Bank
of India where CONTD

			None	None	Non Voting
19

CONTD applicable, from time to time. Resolved further that
the Board be and is hereby authorised to do all such acts,
deeds and things and to execute any document or
instruction etc. as may be required to give effect to this
Resolution

			None	None	Non Voting
20

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
Mr. K. Ramkumar, Executive Director of the
Company be paid the following revised
remuneration effective April 1, 2013: as specified;
Resolved further that Mr. K. Ramkumar in respect
of whom the Company has received a notice in
writing along with deposit of INR  500, from a
Member proposing him as a candidate for the
office of director under the provisions of Section
257 of the Companies Act, 1956, and who is
eligible for appointment to the office of director, be
appointed as a Director of the Company on
conclusion of his term on January 31, 2014.
Resolved further that subject to the applicable
provisions of CONTD

			For	None	5000	0	0	0
21

CONTD the Companies Act, 1956, the Banking Regulation
Act, 1949 and the provisions of the Articles of Association of the Company, and subject to the approval of Reserve Bank
of India, Mr. K. Ramkumar, be re-appointed as a wholetime
Director (designated as Executive Director) of the
Company, effective February 1, 2014 upto January 31,
2019. Resolved further that in the event of absence or
inadequacy of net profit in any financial year, the
remuneration payable to Mr. K. Ramkumar shall be
governed by Section II of Part II of Schedule XIII of the
Companies Act, 1956, or any modification(s) thereto.
Resolved further that Mr. K. Ramkumar shall not be subject
to retirement by rotation during his tenure as wholetime
Director. However, in order to comply with the provisions of the Articles of Association of the Company and the CONTD

			None	None	Non Voting
22

CONTD Companies Act, 1956, he shall be liable to retire by
rotation, if, at any time, the number of non-rotational
Directors exceed one-third of the total number of Directors.
If he is re-appointed as Director immediately on retirement
by rotation, he shall continue to hold office of wholetime
Director and the retirement by rotation and re-appointment
shall not be deemed to constitute a break in his
appointment as wholetime Director. Resolved further that
the Board or any Committee thereof, be and is hereby
authorised to decide the remuneration (salary, perquisites
and bonus) payable to Mr. K. Ramkumar and his
designation during his tenure as a wholetime Director of the
Company, within the terms mentioned above, subject to the
approval of Reserve Bank of India where applicable, from
time to time. Resolved further that CONTD

			None	None	Non Voting
23	CONTD the Board be and is hereby authorised to do all such acts, deeds and things and to execute any document or instruction etc. as may be required to give effect to this Resolution		None	None	Non Voting
24	Resolved that subject to the applicable provisions of the Companies Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company, and subject to the approval of Reserve Bank of India, Mr. Rajiv Sabharwal, Executive Director be paid the following revised remuneration effective April 1, 2013:as specified; Resolved further that in the event of absence or inadequacy of net profit in any financial year, the remuneration payable to Mr. Rajiv Sabharwal shall be governed by Section		For	None	5000	0	0	0

II of Part II of Schedule XIII of the Companies Act,
1956, or any modification(s) thereto. Resolved
further that the Board or any Committee thereof,
be and is hereby authorised to decide the
remuneration (salary, perquisites and bonus)
payable to Mr. Rajiv Sabharwal and his
designation during his tenure CONTD

25

CONTD as a wholetime Director of the Company, within the
terms mentioned above, subject to the approval of Reserve
Bank of India where applicable, from time to time. Resolved
further that the Board be and is hereby authorised to do all such acts, deeds and things and to execute any document
or instruction etc. as may be required to give effect to this
Resolution

			None	None	Non Voting
26

PLEASE NOTE THAT THIS IS A REVISION DUE TO
MODIFICATION OF TEXT RESOLUTIONS 9 AND 10. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

			None	None	Non Voting
HDFC BANK LTD, MUMBAI
Security:	Y3119P174			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		27-Jun-2013
ISIN	INE040A01026			Vote Deadline Date:		18-Jun-2013
Agenda	704539115	Management		Total Ballot Shares:		5900
Last Vote Date:	29-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the audited Balance Sheet as at March 31, 2013, Profit and Loss Account for the year ended on that date and reports of the Board of Directors and Auditors thereon		For	None	5900	0	0	0
2	To declare a dividend on equity shares		For	None	5900	0	0	0
3	To appoint a director in place of Mr. Bobby Parikh, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	5900	0	0	0
4	To appoint a director in place of Mr. A. N. Roy, who retires by rotation and, being eligible, offers himself for re-appointment		For	None	5900	0	0	0
5	Resolved that, subject to the approval of the Reserve Bank of India, M/s. BSR & Co., Chartered Accountants (ICAI Registration No. 101248W), be and are hereby appointed as the Auditors of the Bank to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting, at an annual remuneration of INR.1,05,60,000/-(Rupees One Crore Five Lakhs Sixty Thousand Only) plus service tax as applicable for the purpose of audit of the Bank's accounts at its head office, branches and other offices		For	None	5900	0	0	0
6	Resolved that Mr. Vijay Merchant, who was appointed as an Additional Director of the Bank pursuant to the provisions of Section 260 of the Companies, Act 1956 and who holds office up to the date of this Annual General Meeting and in respect of whom the Bank has received a notice under Section 257 of the Companies, Act 1956, in writing, proposing his candidature for the office of director, be and is hereby appointed as a Director of the Bank subject to retirement by rotation under the Articles of Association of the Bank		For	None	5900	0	0	0
7

Resolved that in accordance with the provisions of
Section 81 and other applicable provisions, if any,
of the Companies Act, 1956 (including any
amendment thereto or modification(s) or re-
enactment(s) thereof), the Securities and
Exchange Board of India (Employee Stock Option
Scheme and Employee Stock Purchase Scheme)
Guidelines, 1999, as amended from time to time
("the Guidelines"), the provisions of any
regulations / guidelines prescribed by the
Securities and Exchange Board of India ("SEBI")
and / or the Reserve Bank of India ("RBI"), the
provisions of any other applicable laws and
regulations, the Memorandum and Articles of
Association of the Bank and the Listing
Agreements entered into by the Bank with the
Stock Exchanges where the securities of the Bank
are listed and subject to any applicable
approval(s), CONTD

			For	None	5900	0	0	0
8

CONTD permission(s) and sanction(s) of any authorities
and subject to any condition(s) and modification(s) as may
be prescribed or imposed by such authorities while granting
such approval(s), permission(s) and sanction(s) and which
may be agreed to and accepted by the Board of Directors of
the Bank (hereinafter referred to as the "Board", which term shall be deemed to include the Compensation Committee,
for the time being authorised by the Board of Directors to
exercise the powers conferred on the Board of Directors by
this resolution and / or such other persons who may be
authorised in this regard by the Board of Directors), consent of the members be and is hereby accorded to the Board to
grant, offer, issue and allot, in one or more tranches,
CONTD

			None	None	Non Voting
9

CONTD to such present and future employees, whether
working in India or outside India, which expression shall
include the Director(s) in the whole-time employment of the
Bank (collectively "The Employees"), as may be decided by
the Board, 10,00,00,000 (10 crore) equity stock options,
convertible into 10,00,00,000 equity shares of the nominal
face value not exceeding INR 2/- (Rupees Two only per
share) under an employee stock option plan (hereinafter
referred to "ESOS") on the terms and conditions as set out
in the Explanatory Statement to this item in the Notice, at
such price and on such other terms and conditions as may
be decided by the Board in its absolute discretion; Resolved further that without prejudice to the generality of the above, but subject to the terms, CONTD

			None	None	Non Voting
10

CONTD as approved by the members, the Board or such
person who may be authorised in this regard by the Board,
be and is hereby authorised to implement, formulate,
evolve, decide upon and bring into effect the ESOS on such
terms and conditions as contained in the Explanatory
Statement to this item in the Notice and to make any
modification(s), change(s), variation(s), alteration(s) or
revision(s) in the terms and conditions of the ESOS, from
time to time, including but not limited to, amendment(s) with respect to vesting period and schedule, exercise price,
exercise period, eligibility criteria or to suspend, withdraw, terminate or revise the ESOS in such manner as the Board
or any other person authorised by the Board may
determine; Resolved further that the determination of
CONTD

			None	None	Non Voting
11

CONTD the consideration payable by an employee in
respect of the aforementioned equity stock options,
convertible into equity shares, by the Board or such person
who may be authorized in this regard by the Board, may be
divided into two parts. The first part of the consideration
shall comprise of a fixed consideration, which shall be
equivalent to the face value of the equity shares, and the
second part shall comprise of a variable amount, to be
determined by the Board, or such person who may be
authorized in this regard by the Board, in its absolute
discretion; Resolved further that the Board be and is hereby authorised to take necessary steps for listing of the equity shares allotted in accordance with the ESOS on the Stock
CONTD

			None	None	Non Voting
12

CONTD Exchanges where the securities of the Bank are
listed as per the provisions of the Listing Agreements with
the Stock Exchanges concerned, the Guidelines and other
applicable laws and regulations; Resolved further that for
the purpose of giving effect to the above resolution, the
Board or any other person authorised in this regard by the
Board be and is hereby authorised to do all such acts,
deeds, matters and things including but not limited to
framing rules relating to taxation matters arising out of grant
/ exercise of stock options and execute all such deeds,
documents, instruments and writings as it may in its / his /
her absolute discretion deem necessary or desirable and
pay fees and commission and incur expenses in relation
thereof; CONTD

			None	None	Non Voting
13

CONTD Resolved further that the Board or any other
person authorised in this regard by the Board be and is
hereby authorised to settle all questions, difficulties or
doubts that may arise in relation to the implementation of
the ESOS and to the shares (including to amend or modify
any of the terms thereof) issued herein without being
required to seek any further consent or approval of the
members or otherwise to the end and intent that the
members shall be deemed to have given their approval
thereto expressly by authority of this resolution; Resolved
further that no single employee shall be granted options
under the ESOS entitling such employee to equity shares in
the Bank which would represent more than 1% of the paid-
up share capital CONTD

			None	None	Non Voting
14

CONTD of the Bank as on the date of grant of options or
10% of the total number of options granted under the
ESOS, and that the minimum number of options that can be
granted under the forthcoming schemes as well as the
existing schemes is zero; Resolved further that the equity
shares to be issued as stated aforesaid shall rank pari-
passu with all the existing equity shares of the Bank for all purposes

			None	None	Non Voting
15	Resolved that pursuant to the applicable provisions of the Companies Act, 1956, and any other applicable laws, or any amendment or modifications of or any re-enactment thereof, and subject to the approvals, as may be necessary from the Reserve Bank of India and other concerned authorities or bodies and subject to the conditions as may be prescribed by any of them while granting such approvals, consent of the members of the Bank be and is hereby accorded for the re-appointment of Mr. Paresh Sukthankar		For	None	5900	0	0	0

as Executive Director of the Bank for a period of 3
(Three) years with effect from 12th October, 2013
to 11th October, 2016 upon such terms and
conditions including remuneration as set out in the
draft agreement placed before this meeting and
initialed by the Chairman for the purpose of
identification which agreement is CONTD

16

CONTD specifically approved and sanctioned with authority
to the Board of Directors (hereinafter referred to as the
"Board" which term shall be deemed to include the
Compensation Committee or any other Committee of the
Board constituted to exercise its powers including the
powers constituted by this resolution) to alter and vary the terms and conditions of the said re-appointment and / or
agreement (including authority, from time to time, to
determine the amount of basic salary and allowances as
also the type of perquisites and other benefits payable to
Mr. Paresh Sukthankar) as may be agreed to between the
Board and Mr. Paresh Sukthankar; Provided however that
the basic salary and allowances payable to Mr. Paresh
Sukthankar shall not exceed the limits specified in the said agreement; Resolved further that the Board be CONTD

			None	None	Non Voting
17

CONTD and is hereby authorised to do all such acts, deeds,
matters and things and to execute any agreements,
documents, instruments and writings as may be required,
with power to settle all questions, difficulties or doubts that may arise in regard to the said re-appointment as it may in
its sole discretion deem fit and to delegate all or any of its powers conferred herein to any director(s) and / or officer(s)
of the Bank, to give effect to this resolution

			None	None	Non Voting
SESA GOA LTD
Security:	Y7673N111			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		27-Jun-2013
ISIN	INE205A01025			Vote Deadline Date:		17-Jun-2013
Agenda	704546603	Management		Total Ballot Shares:		4500
Last Vote Date:	30-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Balance Sheet as at March 31, 2013 and the Statement of Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon		For	None	4500	0	0	0
2	To declare dividend		For	None	4500	0	0	0
3	To appoint a Director in place of Mr. K. K. Kaura who retires by rotation and being eligible offers himself for reappointment		For	None	4500	0	0	0
4	To appoint a Director in place of Mr. J. P. Singh who retires by rotation and being eligible offers himself for re-appointment		For	None	4500	0	0	0
5	To appoint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration: M/s. Deloitte Haskins & Sells, Chartered Accountants		For	None	4500	0	0	0
6

Resolved that subject to the provisions of
Sections 198, 269, 309, 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act, 1956 or any statutory
modification(s) or re-enactments thereof, approval
of the Company be and is hereby accorded to the
re-appointment of Mr.Amit Pradhan as Wholetime
Director of the Company, for the period from April
1, 2013 upto March 31, 2015 and to the payment
of remuneration, with the base salary of INR
3,42,600/-per month (in the scale of INR
1,50,000/-to INR 5,00,000/-), more particularly as
set out in the Explanatory Statement attached to
the Notice convening this Annual General
Meeting, with a liberty to the Board of Directors to
vary and increase the remuneration and
perquisites payable or to be provided to Mr. Amit
Pradhan including any monetary value CONTD

			For	None	4500	0	0	0
7

CONTD thereof to the extent the Board of Directors may
consider appropriate and to alter and vary the terms and
conditions of the Agreement as may be agreed to by the
Board of Directors and Mr. Amit Pradhan during the
aforesaid period Resolved Further that in the event of
absence or inadequacy of profits in any financial year, the
Company shall pay Mr. Amit Pradhan minimum
remuneration by way of salary, perquisites or any other
allowance, as set out in the Explanatory Statement attached
to the Notice convening this Annual General Meeting and in
accordance with the applicable provisions of the Companies
Act, 1956. Resolved Further that the Board of Directors of
the Company be and are hereby authorized to do all such
acts, deeds and matters and things as in its absolute
discretion it may consider necessary, expedient or CONTD

			None	None	Non Voting
8	CONTD desirable to give effect to this resolution		None	None	Non Voting
9

PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF AUDITOR NAME. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

			None	None	Non Voting
TATA CONSULTANCY SERVICES LTD
Security:	Y85279100			Meeting Type:		Annual General Meeting
Ticker:				Meeting Date:		28-Jun-2013
ISIN	INE467B01029			Vote Deadline Date:		20-Jun-2013
Agenda	704569283	Management		Total Ballot Shares:		4000
Last Vote Date:	31-May-2013
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	To receive, consider and adopt the Audited Statement of Profit and Loss for the year ended March 31, 2013 and the Balance Sheet as at that date together with the Reports of the Board of Directors and the Auditors thereon		For	None	4000	0	0	0
2	To confirm the payment of Interim Dividends on Equity Shares for the financial year 2012-13 and to declare a Final Dividend on Equity Shares for the financial year 2012-13		For	None	4000	0	0	0
3	To declare Dividend on Redeemable Preference Shares for the financial year 2012-13		For	None	4000	0	0	0
4	To appoint a Director in place of Dr. Vijay Kelkar, who retires by rotation, and being eligible offers himself for re-appointment		For	None	4000	0	0	0
5	To appoint a Director in place of Mr. Ishaat Hussain, who retires by rotation, and being eligible offers himself for re-appointment		For	None	4000	0	0	0
6	To appoint a Director in place of Mr. Aman Mehta, who retires by rotation, and being eligible offers himself for re-appointment		For	None	4000	0	0	0
7	To appoint Auditors and fix their remuneration		For	None	4000	0	0	0
8	Revision in terms of remuneration of Mr. N. Chandrasekaran, Chief Executive Officer and Managing Director		For	None	4000	0	0	0
9	Re-appointment of Mr. S. Mahalingam as Chief Financial Officer and Executive Director of the Company until his retirement		For	None	4000	0	0	0
10	Appointment of Branch Auditors		For	None	4000	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW FRONTIERS TRUST

By: /s/Rakesh Mehra

       Rakesh Mehra, President

Date:        8/23/13